Document and Entity Information	3 Months Ended
Mar. 31, 2012
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045
Document Type	S-4
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 35,865	$ 33,503	$ 91,679
Receivables, net of allowance for doubtful accounts of $ 7,600 and $7,500 in 2012 and 2011	144,940	147,436	141,166
Prepaid expenses	59,171	39,514	40,046
Deferred income tax assets	7,967	9,812	9,241
Other current assets	33,686	26,360	27,277
Total current assets	281,629	256,625	309,409
Property, plant and equipment	2,868,937	2,860,592	2,796,935
Less accumulated depreciation and amortization	(1,699,153)	(1,666,975)	(1,539,484)
Net property, plant and equipment	1,169,784	1,193,617	1,257,451
Goodwill	1,427,206	1,426,848	1,426,135
Intangible assets	455,879	476,880	569,723
Deferred financing costs net of accumulated amortization	41,777	34,409	43,170
Other assets	40,556	38,974	43,073
Total assets	3,416,831	3,427,353	3,648,961
Current liabilities:
Trade accounts payable	12,691	12,663	13,208
Current maturities of long-term debt	26,242	17,310	5,694
Accrued expenses	90,761	94,654	96,542
Deferred income	39,047	36,717	38,136
Total current liabilities	168,741	161,344	153,580
Long-term debt	2,161,353	2,141,218	2,403,446
Deferred income tax liabilities	68,738	92,317	87,234
Asset retirement obligation	181,455	180,662	173,673
Other liabilities	15,433	12,814	12,505
Total liabilities	2,595,720	2,588,355	2,830,438
Stockholders' equity:
Additional paid-in capital	2,410,886	2,405,679	2,389,125
Accumulated comprehensive income	6,007	5,326	6,110
Accumulated deficit	(706,506)	(683,599)	(691,784)
Cost of shares held in treasury, 17,110,209 and 17,082,652 shares in 2012 and 2011, respectively	(889,386)	(888,518)	(885,037)
Stockholders' equity	821,111	838,998	818,523
Total liabilities and stockholder's equity	3,416,831	3,427,353	3,648,961
Common Class A
Stockholders' equity:
Common stock, value	95	95	94
Common Class B
Stockholders' equity:
Common stock, value	15	15	15
Preferred Class A
Stockholders' equity:
Preferred stock, value
Series AA Preferred Stock
Stockholders' equity:
Preferred stock, value
Stockholders' equity		0
LAMAR MEDIA CORP
Current assets:
Cash and cash equivalents	35,365	33,377	88,565
Receivables, net of allowance for doubtful accounts of $ 7,600 and $7,500 in 2012 and 2011	144,940	147,436	141,166
Prepaid expenses	59,171	39,514	40,046
Deferred income tax assets	7,967	9,812	9,241
Other current assets	33,904	26,578	20,391
Total current assets	281,347	256,717	299,409
Property, plant and equipment	2,868,937	2,860,592	2,796,935
Less accumulated depreciation and amortization	(1,699,153)	(1,666,975)	(1,539,484)
Net property, plant and equipment	1,169,784	1,193,617	1,257,451
Goodwill	1,417,054	1,416,696	1,415,983
Intangible assets	455,382	476,376	569,189
Deferred financing costs net of accumulated amortization	39,824	32,455	41,218
Other assets	35,271	33,689	37,787
Total assets	3,398,662	3,409,550	3,621,037
Current liabilities:
Trade accounts payable	12,691	12,663	13,208
Current maturities of long-term debt	26,242	17,310	5,694
Accrued expenses	88,963	93,315	85,803
Deferred income	39,047	36,717	38,136
Total current liabilities	166,943	160,005	142,841
Long-term debt	2,161,353	2,141,218	2,403,446
Deferred income tax liabilities	101,985	125,462	120,083
Asset retirement obligation	181,455	180,662	173,673
Other liabilities	15,433	12,814	12,505
Total liabilities	2,627,169	2,620,161	2,852,548
Stockholders' equity:
Common stock, value
Additional paid-in capital	2,584,526	2,579,318	2,562,765
Accumulated comprehensive income	6,007	5,326	6,110
Accumulated deficit	(1,819,040)	(1,795,255)	(1,800,386)
Stockholders' equity	771,493	789,389	768,489
Total liabilities and stockholder's equity	$ 3,398,662	$ 3,409,550	$ 3,621,037

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 7,600,000	$ 7,500,000	$ 8,100,000
Accumulated amortization	24,532,000	28,187,000	20,221,000
Shares held in treasury	17,110,209	17,082,652	16,998,850
Common Class A
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	175,000,000	175,000,000	175,000,000
Common stock, shares issued	95,444,171	95,011,499	94,483,412
Common stock, shares outstanding	78,333,962	77,928,847	77,484,562
Common Class B
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	14,910,365	15,122,865	15,122,865
Common stock, shares outstanding	14,910,365	15,122,865	15,122,865
Preferred Class A
Preferred stock, par value	$ 638	$ 638	$ 638
Preferred stock, cumulative dividends	63.8	63.8	63.8
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series AA Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	63.8	63.8	63.8
Preferred stock, shares authorized	5,720	5,720	5,720
Preferred stock, shares issued	5,720	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720	5,720
LAMAR MEDIA CORP
Allowance for doubtful accounts	7,600,000	7,500,000	8,100,000
Accumulated amortization	$ 15,245,000	$ 18,899,000	$ 10,933,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100

Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Operations [Abstract]
Net revenues	$ 266,238	$ 255,202	$ 1,133,487	$ 1,092,291	$ 1,056,065
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	103,423	99,551	409,052	398,467	397,725
General and administrative expenses (exclusive of depreciation and amortization)	53,095	51,067	202,437	199,136	186,733
Corporate expenses (exclusive of depreciation and amortization)	12,490	11,551	46,533	47,377	42,690
Depreciation and amortization	72,373	73,873	299,639	312,703	336,725
Gain on disposition of assets	(936)	(6,447)	(10,548)	(4,900)	(5,424)
Total Operating Expenses	240,445	229,595	947,113	952,783	958,449
Operating income	25,793	25,607	186,374	139,508	97,616
Other expense (income)
Loss (gain) on extinguishment of debt	29,972		677	17,398	(3,320)
Gain on disposition of investment					(1,445)
Interest income	(58)	(32)	(569)	(367)	(527)
Interest expense	39,914	43,620	171,093	186,048	197,047
Non-operating (Income) Expenses	69,828	43,588	171,201	203,079	191,755
Income (loss) before income tax expense	(44,035)	(17,981)	15,173	(63,571)	(94,139)
Income tax expense (benefit)	(21,219)	(4,741)	6,623	(23,469)	(36,101)
Net income (loss)	(22,816)	(13,240)	8,550	(40,102)	(58,038)
Preferred stock dividends	91	91	365	365	365
Net income (loss) applicable to common stock	(22,907)	(13,331)	8,185	(40,467)	(58,403)
Earnings (loss) per share:
Basic and diluted loss per share	$ (0.25)	$ (0.14)
Basic earnings (loss) per share		$ (0.14)	$ 0.09	$ (0.44)	$ (0.64)
Diluted earnings (loss) per share		$ (0.14)	$ 0.09	$ (0.44)	$ (0.64)
Cash dividends declared per share of common stock
Weighted average common shares used in computing earnings per share:
Weighted average common shares outstanding	93,114,125	92,681,351	92,851,067	92,261,157	91,730,109
Incremental common shares from dilutive stock options			322,718
Weighted average common shares diluted	93,114,125	92,681,351	93,173,785	92,261,157	91,730,109
Statement of Comprehensive Income (Loss)
Net income (loss)	(22,816)	(13,240)	8,550	(40,102)	(58,038)
Other comprehensive income
Foreign currency translation adjustments	681	735	(784)	862	2,500
Unrealized gain on hedging transactions					3,814
Net Comprehensive income (loss)	(22,135)	(12,505)	7,766	(39,240)	(51,724)
LAMAR MEDIA CORP
Statement of Operations [Abstract]
Net revenues	266,238	255,202	1,133,487	1,092,291	1,056,065
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	103,423	99,551	409,052	398,467	397,725
General and administrative expenses (exclusive of depreciation and amortization)	53,095	51,067	202,437	199,136	186,733
Corporate expenses (exclusive of depreciation and amortization)	12,397	11,479	46,175	47,377	42,265
Depreciation and amortization	72,373	73,873	299,639	312,703	336,725
Gain on disposition of assets	(936)	(6,447)	(10,548)	(4,900)	(5,424)
Total Operating Expenses	240,352	229,523	946,755	952,783	958,024
Operating income	25,886	25,679	186,732	139,508	98,041
Other expense (income)
Loss (gain) on extinguishment of debt	29,972		677	17,402
Gain on disposition of investment					(1,445)
Interest income	(58)	(32)	(569)	(358)	(462)
Interest expense	39,914	43,620	171,093	185,875	191,917
Non-operating (Income) Expenses	69,828	43,588	171,201	202,919	190,010
Income (loss) before income tax expense	(43,942)	(17,909)	15,531	(63,411)	(91,969)
Income tax expense (benefit)	(21,117)	(4,745)	6,919	(23,213)	(36,146)
Net income (loss)	(22,825)	(13,164)	8,612	(40,198)	(55,823)
Preferred stock dividends			3,481	1,629	225
Statement of Comprehensive Income (Loss)
Net income (loss)	(22,825)	(13,164)	8,612	(40,198)	(55,823)
Other comprehensive income
Foreign currency translation adjustments	681	735	(784)	862	2,500
Unrealized gain on hedging transactions					3,814
Net Comprehensive income (loss)	$ (22,144)	$ (12,429)	$ 7,828	$ (39,336)	$ (49,509)

Consolidated Statements of Stockholders' Equity and Comprehensive Income (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Treasury Stock	Additional Paid-in Capital	Accumulated Comprehensive Income	Accumulated Deficit	Series AA Preferred Stock	Preferred Class A Preferred Stock	Common Class A Common Stock	Common Class B Common Stock	LAMAR MEDIA CORP	LAMAR MEDIA CORP Common Stock	LAMAR MEDIA CORP Additional Paid-in Capital	LAMAR MEDIA CORP Accumulated Comprehensive Income	LAMAR MEDIA CORP Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ 870,618	$ (883,364)	$ 2,347,854	$ (1,066)	$ (592,914)			$ 93	$ 15	$ 813,904	$ 0	$ 2,517,481	$ (1,066)	$ (1,702,511)
Contributions from parent										17,302		17,302
Non cash compensation expense	12,462		12,462							12,462
Exercise of stock options	1,938		1,937					1
Issuance of shares of common stock through employee purchase plan	2,902		2,902
Tax shortfall related to options exercised	25		25
Purchase of treasury stock	(44)	(44)
Payment on convertible notes	(4,014)		(4,014)
Statement of Comprehensive Income (Loss)
Foreign currency translation	2,500			2,500						2,500			2,500
Change in unrealized loss on hedging transaction, net of tax	3,814			3,814						3,814			3,814
Net income (loss)	(58,038)				(58,038)					(55,823)				(55,823)
Net Comprehensive income (loss)	(51,724)									(49,509)
Dividends	(365)				(365)					(225)				(225)
Ending Balance at Dec. 31, 2009	831,798	(883,408)	2,361,166	5,248	(651,317)			94	15	781,472	0	2,534,783	5,248	(1,758,559)
Contributions from parent										27,982		27,982
Non cash compensation expense	17,839		17,839							17,839
Exercise of stock options	6,803		6,803
Conversion of shares of Class B common stock to Class A common stock	0
Issuance of shares of common stock through employee purchase plan	3,356		3,356
Tax shortfall related to options exercised	(16)		(16)
Purchase of treasury stock	(1,629)	(1,629)
Payment on convertible notes	(23)		(23)
Statement of Comprehensive Income (Loss)
Foreign currency translation	862			862						862			862
Net income (loss)	(40,102)				(40,102)					(40,198)				(40,198)
Net Comprehensive income (loss)	(39,240)									(39,336)
Dividends	(365)				(365)					(1,629)				(1,629)
Ending Balance at Dec. 31, 2010	818,523	(885,037)	2,389,125	6,110	(691,784)				15	768,489	0	2,562,765	6,110	(1,800,386)
Contributions from parent										3,653
Non cash compensation expense	2,132									2,132
Statement of Comprehensive Income (Loss)
Net income (loss)	(13,240)									(13,164)
Net Comprehensive income (loss)	(12,505)									(12,429)
Dividends	(91)
Ending Balance at Mar. 31, 2011
Beginning Balance at Dec. 31, 2010	818,523	(885,037)	2,389,125	6,110	(691,784)			94	15	768,489	0	2,562,765	6,110	(1,800,386)
Contributions from parent										16,553		16,553
Non cash compensation expense	11,650		11,650							11,650
Exercise of stock options	1,998		1,997					1
Issuance of shares of common stock through employee purchase plan	3,459		3,459
Tax shortfall related to options exercised	(552)		(552)
Purchase of treasury stock	(3,481)	(3,481)
Statement of Comprehensive Income (Loss)
Foreign currency translation	(784)			(784)						(784)			(784)
Net income (loss)	8,550				8,550					8,612				8,612
Net Comprehensive income (loss)	7,766									7,828
Dividends	(365)				(365)					(3,481)				(3,481)
Ending Balance at Dec. 31, 2011	838,998	(888,518)	2,405,679	5,326	(683,599)	0	0	95	15	789,389	0	2,579,318	5,326	(1,795,255)
Contributions from parent										5,207
Non cash compensation expense	2,612									2,612
Statement of Comprehensive Income (Loss)
Net income (loss)	(22,816)									(22,825)
Net Comprehensive income (loss)	(22,135)									(22,144)
Dividends	(91)
Ending Balance at Mar. 31, 2012	$ 821,111									$ 771,493

Consolidated Statements of Stockholders Equity and Comprehensive Income (Deficit) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise of stock options	113,359	368,178	111,843
Purchase of treasury stock	83,802	53,597	6,950
Conversion of shares of Class B common stock to Class A common stock		50,000
Interest rate on senior subordinate notes		2.88%	2.88%
Preferred stock dividend shares	$ 63.8	$ 63.8	$ 63.8
Changes in unrealized loss on hedging transaction, net of tax			$ 2,398
Treasury Stock
Purchase of treasury stock	83,802	53,597	6,950
Additional Paid-in Capital
Exercise of stock options	113,359	368,178	111,843
Conversion of shares of Class B common stock to Class A common stock		50,000
Interest rate on senior subordinate notes		2.88%	2.88%
Accumulated Comprehensive Income
Changes in unrealized loss on hedging transaction, net of tax			2,398
Accumulated Deficit
Preferred stock dividend shares	$ 63.8	$ 63.8	$ 63.8
LAMAR MEDIA CORP
Changes in unrealized loss on hedging transaction, net of tax			2,398
LAMAR MEDIA CORP | Accumulated Comprehensive Income
Changes in unrealized loss on hedging transaction, net of tax			$ 2,398
Common Class A
Exercise of stock options			111,843

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (22,816)	$ (13,240)	$ 8,550	$ (40,102)	$ (58,038)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	72,373	73,873	299,639	312,703	336,725
Non-cash equity based compensation	2,612	2,132	11,650	17,839	12,462
Amortization included in interest expense	4,497	4,534	18,517	16,934	19,442
Gain on disposition of assets and investments	(936)	(6,447)	(10,548)	(4,900)	(6,869)
Loss (gain) on extinguishment of debt	29,972		677	17,398	(3,320)
Deferred tax expense (benefit)	(21,664)	(5,275)	3,702	(24,588)	(20,120)
Provision for doubtful accounts	963	1,175	7,591	8,736	12,663
(Increase) decrease in:
Receivables	1,412	(4,281)	(14,622)	(4,539)	(2,083)
Prepaid expenses	(18,886)	(18,736)	1,201	2,581	5,959
Other assets	(6,759)	(2,097)	(1,863)	30,723	(15,064)
Increase (decrease) in:
Trade accounts payable	(503)	106	(489)	2,460	(4,383)
Accrued expenses	(5,664)	(8,794)	(630)	(275)	9,676
Other liabilities	2,101	2,876	(4,554)	(12,150)	6,693
Net cash provided by operating activities	36,702	25,826	318,821	322,820	293,743
Cash flows from investing activities:
Acquisitions	(6,083)	(6,742)	(23,497)	(6,703)	(4,457)
Capital expenditures	(19,747)	(28,813)	(107,070)	(43,452)	(38,815)
Decrease in notes receivable			166	240	168
Proceeds from disposition of assets and investments	1,750	7,072	13,146	8,435	14,065
Payments received on notes receivable	40	148
Net cash used in investing activities	(24,040)	(28,335)	(117,255)	(41,480)	(29,039)
Cash flows from financing activities:
Cash used for purchase of treasury stock	(869)	(3,481)	(3,481)	(1,629)	(44)
Net proceeds from issuance of common stock	2,596	1,522	5,457	10,160	4,840
Net payments under credit agreement			(213,866)	(290,309)	(198,701)
Payments on convertible notes				(3,402)	(269,087)
Principal payments on long-term debt	(22)	(54,955)
Payment on senior subordinated notes	(598,181)		(47,187)	(389,647)
Proceeds received from note offering	500,000			400,000	314,927
Proceeds received from senior credit facility term loan	100,000			5,360
Debt issuance costs	(14,028)			(32,597)	(19,919)
Dividends	(91)	(91)	(365)	(365)	(365)
Net cash used in financing activities	(10,595)	(57,005)	(259,442)	(302,429)	(168,349)
Effect of exchange rate changes in cash and cash equivalents	295	276	(300)	515	1,759
Net increase (decrease) in cash and cash equivalents	2,362	(59,238)	(58,176)	(20,574)	98,114
Cash and cash equivalents at beginning of period	33,503	91,679	91,679	112,253	14,139
Cash and cash equivalents at end of period	35,865	32,441	33,503	91,679	112,253
Supplemental disclosures of cash flow information:
Cash paid for interest	33,374	37,494	153,800	176,427	169,703
Cash paid for foreign, state and federal income taxes	1,125	739	2,651	3,496	3,314
LAMAR MEDIA CORP
Cash flows from operating activities:
Net income (loss)	(22,825)	(13,164)	8,612	(40,198)	(55,823)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	72,373	73,873	299,639	312,703	336,725
Non-cash equity based compensation	2,612	2,132	11,650	17,839	12,462
Amortization included in interest expense	4,497	4,534	18,517	16,836	14,312
Gain on disposition of assets and investments	(936)	(6,447)	(10,548)	(4,900)	(6,869)
Loss (gain) on extinguishment of debt	29,972		677	17,402
Deferred tax expense (benefit)	(21,563)	(5,293)	3,997	(24,384)	(20,602)
Provision for doubtful accounts	963	1,175	7,591	8,736	12,663
(Increase) decrease in:
Receivables	1,412	(4,281)	(14,622)	(4,539)	(2,083)
Prepaid expenses	(18,886)	(18,736)	1,201	2,581	5,959
Other assets	(6,759)	(2,083)	(1,863)	30,777	(14,628)
Increase (decrease) in:
Trade accounts payable	(503)	106	(489)	2,460	1,508
Accrued expenses	(5,664)	(8,794)	(630)	(275)	9,677
Other liabilities	(976)	3,296	(13,384)	(29,974)	(738)
Net cash provided by operating activities	33,717	26,318	310,348	305,064	292,563
Cash flows from investing activities:
Acquisitions	(6,083)	(6,742)	(23,497)	(6,703)	(4,457)
Capital expenditures	(19,747)	(28,813)	(107,070)	(43,452)	(38,815)
Decrease in notes receivable			166	240	168
Proceeds from disposition of assets and investments	1,750	7,072	13,146	8,435	14,065
Payments received on notes receivable	40	148
Net cash used in investing activities	(24,040)	(28,335)	(117,255)	(41,480)	(29,039)
Cash flows from financing activities:
Net payments under credit agreement			(213,866)	(290,309)	(198,701)
Principal payments on long-term debt	(22)	(54,955)
Payment on senior subordinated notes	(598,181)		(47,187)	(389,647)
Proceeds received from note offering	500,000			400,000	314,927
Proceeds received from senior credit facility term loan	100,000			5,360
Payment on mirror note					(287,500)
Debt issuance costs	(14,028)			(32,597)	(19,919)
Dividend to parent	(960)	(3,481)	(3,481)	(1,629)	(225)
Contributions from parent	5,207	3,653	16,553	27,982	17,302
Net cash used in financing activities	(7,984)	(54,783)	(247,981)	(280,840)	(174,116)
Effect of exchange rate changes in cash and cash equivalents	295	276	(300)	515	1,759
Net increase (decrease) in cash and cash equivalents	1,988	(56,524)	(55,188)	(16,741)	91,167
Cash and cash equivalents at beginning of period	33,377	88,565	88,565	105,306	14,139
Cash and cash equivalents at end of period	35,365	32,041	33,377	88,565	105,306
Supplemental disclosures of cash flow information:
Cash paid for interest	33,374	37,494	153,800	176,352	169,703
Cash paid for foreign, state and federal income taxes	$ 1,125	$ 739	$ 2,651	$ 3,496	$ 3,314

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Significant Accounting Policies

1. Significant Accounting Policies

The information included in the foregoing interim condensed consolidated financial statements is unaudited. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position and results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire year. These interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and the notes thereto included in the 2011 Combined Form 10-K. Subsequent events, if any, are evaluated through the date on which the financial statements are issued.

(1) Significant Accounting Policies

(a) Nature of Business

Lamar Advertising Company (the Company) is engaged in the outdoor advertising business, operating approximately 143,000 billboard advertising displays in 44 states, Canada and Puerto Rico. The Company’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.

In addition, the Company operates a logo sign business in 21 states throughout the United States and the province of Ontario, Canada and a transit advertising business in 60 markets. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising on bus shelters, benches and buses in the markets it serves.

(b) Principles of Consolidation

The accompanying consolidated financial statements include Lamar Advertising Company, its wholly owned subsidiary, Lamar Media Corp. (Lamar Media), and its majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

An operating segment is a component of an enterprise:

•	that engages in business activities from which it may earn revenues and incur expenses;

•	whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

•	for which discrete financial information is available.

We define the term ‘chief operating decision maker’ to be our executive management group, which consist of our Chief Executive Officer, President and Chief Financial Officer. Currently, all operations are reviewed on a consolidated basis for budget and business plan performance by our executive management group. Additionally, operational performance at the end of each reporting period is viewed in the aggregate by our management group. Any decisions related to changes in invested capital, personnel, operational improvement or training, or to allocate other company resources are made based on the combined results.

We operate in a single operating and reporting segment, advertising. We sell advertising on billboards, buses, shelters and benches and logo plates.

(c) Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using accelerated and straight-line methods over the estimated useful lives of the assets.

(d) Goodwill and Intangible Assets

Goodwill is subject to an annual impairment test. The Company designated December 31 as the date of its annual goodwill impairment test. Impairment testing involves various estimates and assumptions, which could vary, and an analysis of relevant market data and market capitalization. If industry and economic conditions deteriorate, the Company may be required to assess goodwill impairment before the next annual test, which could result in impairment charges.

The Company is required to identify its reporting units and determine the carrying value of each reporting unit by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. The Company is required to determine the fair value of each reporting unit and compare it to the carrying amount of the reporting unit. To the extent the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company would be required to perform the second step of the impairment test, as this is an indication that the reporting unit goodwill may be impaired. The fair value of each reporting unit exceeded its carrying amount at its annual impairment test date on December 31, 2011 and 2010, therefore, the Company was not required to recognize an impairment loss.

Intangible assets, consisting primarily of site locations, customer lists and contracts, and non-competition agreements are amortized using the straight-line method over the assets estimated useful lives, generally from 3 to 15 years.

(e) Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset before interest expense. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

(f) Deferred Income

Deferred income consists principally of advertising revenue invoiced in advance and gains resulting from the sale of certain assets to related parties. Deferred advertising revenue is recognized in income as services are provided over the term of the contract. Deferred gains are recognized in income in the consolidated financial statements at the time the assets are sold to an unrelated party or otherwise disposed of.

(g) Revenue Recognition

The Company recognizes outdoor advertising revenue on an accrual basis ratably over the term of the contracts, as services are provided. Production revenue and the related expense for the advertising copy are recognized upon completion of the sale.

The Company engages in barter transactions where the Company trades advertising space for goods and services. The Company recognizes revenues and expenses from barter transactions at fair value, which is determined based on the Company’s own historical practice of receiving cash for similar advertising space from buyers unrelated to the party in the barter transaction. The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2011	2010	2009
Net revenues	$7,153	$6,608	$5,642
Direct advertising expenses	$2,766	$2,768	$2,808
General and administrative expenses	$3,524	$3,242	$2,867

(h) Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(i) Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options and convertible debt, while diluted earnings per share includes the dilutive effect of stock options and convertible debt. The number of potentially dilutive shares excluded from the calculation because of their anti-dilutive effect are 0 for the year ended December 31, 2011, 465,820 for the year ended December 31, 2010 and 2,580,092 for the year ended December 31, 2009.

(j) Stock Based Compensation

Compensation expense for share-based awards is recognized based on the grant date fair value of those awards. Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term. Non-cash compensation expense recognized during the years ended December 31, 2011, 2010, and 2009 were $11,650, $17,839 and $12,462. The $11,650 expensed during the year ended December 31, 2011 consists of (i) $7,875 related to stock options, (ii) $3,535 related to stock grants, made under the Company’s performance-based stock incentive program in 2011 (iii) $240 related to stock awards to directors. See Note 14 for information on the assumptions we used to calculate the fair value of stock-based compensation.

(k) Cash and Cash Equivalents

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.

(l) Foreign Currency Translation

Local currencies generally are considered the functional currencies outside the United States. Assets and liabilities for operations in local-currency environments are translated at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Foreign currency translation adjustments are recorded as a component of other comprehensive income in the Consolidated Statement of Operations and Comprehensive Income (Loss) and as a component of accumulated other comprehensive income (deficit) in Consolidated Statement of Stockholders’ Equity and Comprehensive Income (Deficit).

(m) Asset Retirement Obligations

The Company is required to record the present value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The liability is capitalized as part of the related long-lived asset’s carrying amount. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Company’s asset retirement obligations relate primarily to the dismantlement, removal, site reclamation and similar activities of its properties.

(n) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(o) Comprehensive Income

Total comprehensive income is presented in the Consolidated Statements of Operations and Comprehensive Income (Loss) and the components of accumulated other comprehensive income (deficit) are presented in the Consolidated Statement of Stockholders’ Equity and Comprehensive Income (Deficit). Comprehensive Income (Loss) is composed of foreign currency translation effects and unrealized gains and losses on cash flow hedging instruments.

(p) Subsequent Events

The Company has performed an evaluation of subsequent events through the date on which the financial statements are issued.

LAMAR MEDIA CORP [Member]
Significant Accounting Policies [Line Items]
Significant Accounting Policies

1. Significant Accounting Policies

The information included in the foregoing interim condensed consolidated financial statements is unaudited. In the opinion of management all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of Lamar Media’s financial position and results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire year. These interim condensed consolidated financial statements should be read in conjunction with Lamar Media’s consolidated financial statements and the notes thereto included in the 2011 Combined Form 10-K.

Certain notes are not provided for the accompanying condensed consolidated financial statements as the information in notes 1, 2, 3, 4, 5, 6, 8 and 9 to the condensed consolidated financial statements of the Company included elsewhere in this report is substantially equivalent to that required for the condensed consolidated financial statements of Lamar Media Corp. Earnings per share data is not provided for Lamar Media, as it is a wholly owned subsidiary of the Company.

(1) Significant Accounting Policies

(a) Nature of Business

Lamar Media Corp. is a wholly owned subsidiary of Lamar Advertising Company. Lamar Media Corp. is engaged in the outdoor advertising business operating approximately 143,000 outdoor advertising displays in 44 states. Lamar Media’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.

In addition, Lamar Media operates a logo sign business in 21 states throughout the United States as well as the province of Ontario, Canada. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising on bus shelters, benches and buses in the markets it serves.

Certain footnotes are not provided for the accompanying financial statements as the information in notes 2, 4, 6, 9, 10, 13, 14, 15, 16, 17, 18 and 20 and portions of notes 1 and 12 to the consolidated financial statements of Lamar Advertising Company included elsewhere in this Annual Report are substantially equivalent to that required for the consolidated financial statements of Lamar Media Corp. Earnings per share data is not provided for the operating results of Lamar Media Corp. as it is a wholly owned subsidiary of Lamar Advertising Company.

(b) Principles of Consolidation

The accompanying consolidated financial statements include Lamar Media Corp., its wholly owned subsidiaries, The Lamar Company, LLC, Lamar Central Outdoor, Inc., Lamar Oklahoma Holding Co., Inc., Lamar Advertising Southwest, Inc., Lamar DOA Tennessee Holdings, Inc., and Interstate Logos, LLC. and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

(2) Acquisitions

Year Ended December 31, 2011

During the twelve months ended December 31, 2011, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $23,497 in cash.

Each of these acquisitions was accounted for under the purchase method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$12,319
Goodwill	775
Site locations	8,147
Non-competition agreements	101
Customer lists and contracts	2,010
Other asset	356
Current liabilities	(211)

$23,497

Total acquired intangible assets for the year ended December 31, 2011 were $11,033, of which $775 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, substantially all of the $775 is expected to be fully deductible for tax purposes. The remaining $10,258 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $2,010 (7 year weighted average useful life) and site locations of $8,147 (15 year weighted average useful life). The aggregate amortization expense related to the 2011 acquisitions for the year ended December 31, 2011 was approximately $358.

The following unaudited pro forma financial information for the Company gives effect to the 2011 and 2010 acquisitions as if they had occurred on January 1, 2010. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2011	2010
Net revenues	$1,135,802	$1,099,490
Net income (loss) applicable to common stock	$7,946	$(39,830)
Net loss per common share — basic	$0.09	$(0.43)
Net loss per common share — diluted	$0.09	$(0.43)

Year Ended December 31, 2010

During the twelve months ended December 31, 2010, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $6,703 in cash.

Each of these acquisitions was accounted for under the purchase method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$2,651
Goodwill	1,703
Site locations	2,434
Non-competition agreements	70
Customer lists and contracts	654
Other asset	8
Current liabilities	(817)

$6,703

Total acquired intangible assets for the year ended December 31, 2010 was $4,861, of which $1,703 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, substantially all of the $1,703 is expected to be fully deductible for tax purposes. The remaining $3,158 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $654 (7 year weighted average useful life) and site locations of $2,434 (15 year weighted average useful life). The aggregate amortization expense related to the 2010 acquisitions for the year ended December 31, 2010 was approximately $124.

The following unaudited pro forma financial information for the Company gives effect to the 2010 and 2009 acquisitions as if they had occurred on January 1, 2009. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2010	2009
Net revenues	$1,092,916	$1,060,158
Net loss applicable to common stock	$(40,692)	$(59,407)
Net loss per common share — basic	$(0.44)	$(0.65)
Net loss per common share — diluted	$(0.44)	$(0.65)

Non-Cash Financing and Investing Activities	12 Months Ended
Dec. 31, 2011
Non-cash Financing and Investing Activities

(3) Noncash Financing and Investing Activities

For the period ended December 31, 2011, the Company had non-cash investing activities of $4,000 and $1,900 related to deposits paid in prior periods for the purchase of an aircraft in January 2011 that had a total purchase price of $11,539 and settlement of a notes receivable by a transfer of land, respectively. For the years ended December 31, 2010 and 2009 there were no significant non-cash financing or investing activities.

LAMAR MEDIA CORP
Non-cash Financing and Investing Activities

(2) Non-cash Financing and Investing Activities

For the period ended December 31, 2011, the Company had a non-cash investing activity of $4,000 related to the purchase of an aircraft in January 2011 that had a total purchase price of $11,539. The non-cash portion of the purchase is related to deposits paid in prior periods. For the years ended December 31, 2010 and 2009 there were no significant non-cash financing or investing activities.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

(4) Property, Plant and Equipment

Major categories of property, plant and equipment at December 31, 2011 and 2010 are as follows:

	Estimated Life (Years)	2011	2010
Land	—	$307,968	$298,879
Building and improvements	10 — 39	108,820	105,459
Advertising structures	5 — 15	2,309,775	2,264,953
Automotive and other equipment	3 — 7	134,029	127,644

		$2,860,592	$2,796,935

Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets

4. Goodwill and Other Intangible Assets

The following is a summary of intangible assets at March 31, 2012 and December 31, 2011:

	Estimated Life (Years)	March 31, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 – 10	$469,149	$453,475	$468,371	$451,524
Non-competition agreements	3 – 15	63,604	62,068	63,592	61,849
Site locations	15	1,386,752	948,580	1,383,076	925,291
Other	5 – 15	13,608	13,111	13,608	13,103

		$1,933,113	$1,477,234	$1,928,647	$1,451,767
Unamortizable Intangible Assets:
Goodwill		$1,680,841	$253,635	$1,680,483	$253,635

(5) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated	2011		2010
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$468,371	$451,524	$466,412	$441,641
Non-competition agreements	3 — 15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,291	1,375,298	833,418
Other	5 — 15	13,608	13,103	13,608	13,074

		$1,928,647	$1,451,767	$1,918,811	$1,349,088

Unamortizable Intangible Assets: Goodwill		$1,680,483	$253,635	$1,679,770	$253,635

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,680,483

Amortization expense for the year ended December 31, 2011 was $102,918. The following is a summary of the estimated amortization expense for future years:

Year ended December 31, 2012	$99,917
Year ended December 31, 2013	97,165
Year ended December 31, 2014	83,200
Year ended December 31, 2015	46,770
Year ended December 31, 2016	36,267
Thereafter	113,561

Total	$476,880

LAMAR MEDIA CORP
Goodwill and Other Intangible Assets

(3) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated Life (Years)	2011		2010
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$468,371	$451,524	$466,412	$441,641
Non-competition agreement	3—15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,290	1,375,298	833,418
Other	5—15	13,063	13,063	13,063	13,063

		$1,928,102	$1,451,726	$1,918,266	$1,349,077
Unamortizable Intangible Assets:
Goodwill		$1,669,462	$252,766	$1,668,749	$252,766

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,668,749
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,669,462

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

(6) Leases

The Company is party to various operating leases for production facilities, vehicles and sites upon which advertising structures are built. The leases expire at various dates, and have varying options to renew and to cancel and may contain escalation provisions. The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2011:

2012	$145,491
2013	$125,635
2014	$111,981
2015	$92,917
2016	$79,859
Thereafter	$534,461

Rental expense related to the Company’s operating leases was $205,378, $203,044 and $213,549 for the years ended December 31, 2011, 2010 and 2009, respectively.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses

(7) Accrued Expenses

The following is a summary of accrued expenses at December 31, 2011 and 2010:

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expense	26,975	26,851
Other	8,697	6,762

	$94,654	$96,542

LAMAR MEDIA CORP
Accrued Expenses	(4) Accrued Expenses The following is a summary of accrued expenses at December 31, 2011 and 2010:

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Other	46,671	34,832

	$93,315	$85,803

Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term Debt

8. Long-term Debt

Long-term debt consists of the following at March 31, 2012 and December 31, 2011:

	March 31, 2012	December 31, 2011
Senior Credit Facility	$695,477	$595,477
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	122,760	381,290
6 5/8% Senior Subordinated Notes — Series B	98,493	191,544
6 5/8% Senior Subordinated Notes — Series C	34,910	256,040
5 7/8% Senior Subordinated Notes	500,000	—
9 3/4% Senior Notes	333,358	331,553
Other notes with various rates and terms	2,597	2,624

	2,187,595	2,158,528
Less current maturities	(26,242)	(17,310)

Long-term debt, excluding current maturities	$2,161,353	$2,141,218

6 5/8% Senior Subordinated Notes

On August 16, 2005, Lamar Media Corp., issued $400,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. The net proceeds for this issuance were used to reduce borrowings under Lamar Media’s senior credit facility.

On August 17, 2006, Lamar Media Corp. issued $216,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015 – Series B. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s senior credit facility and repurchase the Company’s Class A common stock pursuant to its repurchase plan.

On October 11, 2007, Lamar Media Corp. issued $275,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015 – Series C. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of the existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. A portion of the net proceeds from the offering of the Notes was used to repay a portion of the amounts outstanding under Lamar Media’s revolving senior credit facility.

On January 26, 2012, Lamar Media commenced a tender offer to purchase for cash, up to $700,000 in aggregate principal amount of its outstanding 6 5/8% Notes. On February 9, 2012, Lamar Media accepted tenders for approximately $483,655 in aggregate principal amount of the 6 5/8% Notes, out of approximately $582,903 tendered, in connection with the early settlement date of the tender offer. On February 27, 2012, Lamar Media accepted tenders for approximately $99,248 previously tendered and not accepted for payment and an additional $220 tendered following the early settlement date. Lamar Media made aggregate cash payments (including early tender consideration and accrued but unpaid interest) in connection with the tender offer of approximately $613,887.

For the three months ended March 31, 2012, the Company recognized a loss of $29,972 in connection with the repurchase of a portion of its 6 5/8% Notes.

9 3/4% Senior Notes

On March 27, 2009, Lamar Media issued $350,000 in aggregate principal amount ($314,927 gross proceeds) of 9 3/4% Senior Notes due 2014. The institutional private placement resulted in net proceeds to Lamar Media of approximately $307,489. The senior notes mature on April 1, 2014 and have interest at a rate of 9 3/4% per annum, which is payable semi-annually on April 1 and October 1 of each year, beginning October 1, 2009. Interest will be computed on the basis of a 360-day year comprised of twelve 30-day months. The terms of the senior notes will, among other things, limit Lamar Media’s and its restricted subsidiaries’ ability to (i) incur additional debt and issue preferred stock; (ii) make certain distributions, investments and other restricted payments; (iii) create certain liens; (iv) enter into transactions with affiliates; (v) have the restricted subsidiaries make payments to Lamar Media; (vi) merge, consolidate or sell substantially all of Lamar Media’s or the restricted subsidiaries’ assets; and (vii) sell assets. These covenants are subject to a number of exceptions and qualifications.

At any time prior to April 1, 2014, Lamar Media may redeem some or all of the senior notes at a price equal to 100% of the principal amount plus a make-whole premium. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s senior notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest (including additional interest, if any), up to but not including the repurchase date.

7 7/8% Senior Subordinated Notes

On April 22, 2010, Lamar Media issued $400,000 in aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2018. The institutional private placement resulted in net proceeds to Lamar Media of approximately $392,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the Notes, at any time and from time to time, at a price equal to 107.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 15, 2013, provided that following the redemption at least 65% of the 7 7/8% Notes that were originally issued remain outstanding. At any time prior to April 15, 2014, Lamar Media may redeem some or all of the 7 7/8% Notes at a price equal to 100% of the principal amount plus a make-whole premium. On or after April 15, 2014, Lamar Media may redeem the 7 7/8% Notes, in whole or part, in cash at redemption prices specified in the Notes.

5 7/8% Senior Subordinated Notes

On February 9, 2012, Lamar Media completed an institutional private placement of $500,000 aggregate principle amount of 5 7/8% Senior Subordinated Notes, due 2022. The institutional private placement resulted in net proceeds to Lamar Media of approximately $489,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the Notes, at any time and from time to time, at a price equal to 105.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 1, 2015, provided that following the redemption, at least 65% of the Notes that were originally issued remain outstanding. At any time prior to February 1, 2017, Lamar Media may redeem some or all of the Notes at a price equal to 100% of the aggregate principal amount plus a make-whole premium. On or after February 1, 2017, Lamar Media may redeem the Notes, in whole or in part, in cash at redemption prices specified in the Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s Notes at a price equal to 101% of the principal amount of the Notes, plus accrued and unpaid interest, up to but not including the repurchase date.

The Company used the proceeds of this offering, after payment and fees, to repurchase its tendered and accepted 6 5/8% Notes.

2010 Senior Credit Facility

On February 9, 2012, Lamar Media entered into a restatement agreement with respect to its existing senior credit facility in order to fund a new $100,000 Term loan A facility and to make certain covenant changes to the senior credit facility, which was entered into on April 28, 2010, as amended on June 11, 2010, November 18, 2010 and February 9, 2012 (the “senior credit facility”), for which JPMorgan Chase Bank, N.A. serves as administrative agent. The senior credit facility consists of a $250,000 revolving credit facility, a $270,000 term loan A-1 facility, a $30,000 term loan A-2 facility, a $100,000 term loan A-3 facility, a $575,000 term loan B facility and a $300,000 incremental facility, which may be increased by up to an additional $200,000 based upon our satisfaction of a senior debt ratio test (as described below), of less than or equal to 3.25 to 1. Lamar Media is the borrower under the senior credit facility, except with respect to the $30,000 term loan A-2 facility for which Lamar Media’s wholly-owned subsidiary, Lamar Advertising of Puerto Rico, Inc. is the borrower. We may also from time to time designate additional wholly-owned subsidiaries as subsidiary borrowers under the incremental loan facility that can borrow up to $110,000 of the incremental facility. Incremental loans may be in the form of additional term loan tranches or increases in the revolving credit facility. Our lenders have no obligation to make additional loans to us, or any designated subsidiary borrower, under the incremental facility, but may enter into such commitments in their sole discretion.

The remaining quarterly amortizations of the Term facilities as of March 31, 2012 is as follows:

	Term A-1	Term A-2	Term A-3	Term B
September 30, 2012 — December 31, 2012	$6,750	$750	$—	$813.2
March 31, 2013 — March 31, 2014	$6,750	$750	$625	$813.2
June 30, 2014 — December 31, 2014	$13,500	$1,500	$625	$813.2
March 31, 2015	$13,500	$1,500	$1,250	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$1,250	$813.2
December 31, 2015	$74,250	$8,250	$1,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$1,250	$813.2
December 31, 2016	$—	$—	$1,250	$304,151.9
March 31, 2017 — June 30, 2017	$—	$—	$21,250	$—
August 9, 2017	$—	$—	$42,500	$—

In addition to the amortizations of our Term facilities, Lamar Media may be required to make certain mandatory prepayments on loans outstanding under the senior credit facility that would be applied first to any outstanding term loans. These payments, if any, will be calculated based on a percentage of Consolidated Excess Cash Flow (as defined in the senior credit facility) at the end of each fiscal year. For fiscal years ending or after December 31, 2012, this percentage is subject to reduction to 0% if the total holdings debt ratio (as defined in the senior credit facility) is less than or equal to 5.00 to 1.00 as of the last day of such fiscal year.

As of March 31, 2012, there was no amounts outstanding under the revolving senior facility. The revolving facility terminates April 28, 2015. Availability under the revolving facility is reduced by the amount of any letters of credit outstanding. Lamar Media had $8,364 letters of credit outstanding as of March 31, 2012 resulting in $241,636 of availability under its revolving facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to maturity. The loans bear interest, at Lamar Media’s option, at the LIBOR Rate or JPMorgan Chase Prime Rate plus applicable margins, such margins being set from time to time based on Lamar Media’s ratio of debt to trailing twelve month EBITDA, as defined in the senior credit facility.

The terms of Lamar Media’s senior credit facility and the indentures relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.

Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s senior credit facility the Company must maintain specified financial ratios and levels including:

•	a fixed charges ratio;

•	a senior debt ratio; and

•	a total holdings debt ratio.

Lamar Advertising and Lamar Media were in compliance with all of the terms of their indentures and the applicable senior credit agreement provisions during the periods presented.

(8) Long-term Debt

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt, excluding current maturities	$2,141,218	$2,403,446

Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

The maturities schedule above reflects the amortization of discount in the amount of $32,673.

6 5/8% Senior Subordinated Notes

On August 16, 2005, Lamar Media Corp., issued $400,000 6 5/8% Senior Subordinated Notes due 2015. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s bank credit facility.

On August 17, 2006, Lamar Media Corp. issued $216,000 6 5/8% Senior Subordinated Notes due 2015-Series B. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s bank credit facility and repurchase the Company’s Class A common stock pursuant to its repurchase plan.

On October 11, 2007, Lamar Media Corp. issued $275,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015—Series C. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of the existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. A portion of the net proceeds from the offering of the Notes was used to repay a portion of the amounts outstanding under Lamar Media’s revolving senior credit facility.

During September and October 2011, the Company repurchased an aggregate principal amount of $47,900 of its outstanding 6 5/8% Notes due 2015 at an average purchase price of 98.5% of the original issue amount through open market transactions. A loss of $677 was recorded as a result of the transactions at December 31, 2011.

As discussed in Note 20, subsequent to December 31, 2011, Lamar Media repurchased a portion of the 6 5/8% Notes.

9 3/4% Senior Notes

On March 27, 2009, Lamar Media completed an institutional private placement of $350,000 in aggregate principal amount ($314,927 gross proceeds) of 9 3/4% Senior Notes due 2014. The institutional private placement resulted in net proceeds to Lamar Media of approximately $307,489. The senior notes mature on April 1, 2014 and bear interest at a rate of 9 3/4% per annum, which is payable semi-annually on April 1 and October 1 of each year, beginning October 1, 2009. Interest will be computed on the basis of a 360-day year comprised of twelve 30-day months. The terms of the senior notes will, among other things, limit Lamar Media’s and its restricted subsidiaries’ ability to (i) incur additional debt and issue preferred stock; (ii) make certain distributions, investments and other restricted payments; (iii) create certain liens; (iv) enter into transactions with affiliates; (v) have the restricted subsidiaries make payments to Lamar Media; (vi) merge, consolidate or sell substantially all of Lamar Media’s or the restricted subsidiaries’ assets; and (vii) sell assets. These covenants are subject to a number of exceptions and qualifications.

Lamar Media may redeem up to 35% of the aggregate principal amount of the senior notes, at any time and from time to time, at a price equal to 109.75% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 1, 2012. At any time prior to April 1, 2014, Lamar Media may redeem some or all of the senior notes at a price equal to 100% of the principal amount plus a make-whole premium. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s senior notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest (including additional interest, if any), up to but not including the repurchase date.

7 7/8% Senior Subordinated Notes

On April 22, 2010 the Company completed an institutional private placement of $400,000 aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2018 the “7 7/8% Notes” of Lamar Media. The institutional private placement resulted in net proceeds to Lamar Media of approximately $392,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the Notes, at any time and from time to time, at a price equal to 107.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 15, 2013, provided that following the redemption at least 65% of the 7 7/8% Notes that were originally issued remain outstanding. At any time prior to April 15, 2014, Lamar Media may redeem some or all of the 7 7/8% Notes at a price equal to 100% of the principal amount plus a make-whole premium. On or after April 15, 2014, Lamar Media may redeem the 7 7/8% Notes, in whole or part, in cash at redemption prices specified in the Indenture.

The Company used the proceeds of this offering, after the payment of fees and expenses, to repurchase all of its outstanding 7 1/4% Senior Subordinated Notes due 2013.

2010 Senior Credit Facility

On April 28, 2010, Lamar Media refinanced its existing senior credit facility with a new senior credit facility. The Senior Credit Facility, for which JPMorgan Chase Bank, N.A. serves as administrative agent, consists of a $250,000 revolving credit facility, a $270,000 term loan A-1 facility, a $30,000 term loan A-2 facility, a $575,000 term loan B facility and a $300,000 incremental facility, which may be increased by up to an additional $200,000, based upon our satisfaction of a senior debt ratio test (as described below), of less than or equal to 3.25 to 1. Lamar Media is the borrower under the Senior Credit Facility, except with respect to the $30,000 term loan A-2 facility for which Lamar Media’s wholly owned subsidiary, Lamar Advertising of Puerto Rico, Inc. is the borrower. We may also from time to time designate additional wholly owned subsidiaries as subsidiary borrowers under the incremental loan facility that can borrow up to $110,000 of the incremental facility. Incremental loans may be in the form of additional term loan tranches or increases in the revolving credit facility. Our lenders have no obligation to make additional loans to us, or any designated subsidiary borrower, under the incremental facility, but may enter into such commitments in their sole discretion.

The remaining quarterly amortizations of the Term facilities as of December 31, 2011 is as follows:

	Term A-1	Term A-2	Term B
September 30, 2012 — March 31, 2014	$6,750	$750	$813.2
June 30, 2014 — March 30, 2015	$13,500	$1,500	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$813.2
December 31, 2015	$74,250	$8,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$813.2
December 31, 2016	$—	$—	$304,151.9

In addition to the amortizations of our Term facilities, Lamar Media may be required to make certain mandatory prepayments on loans outstanding under the Senior Credit Facility that would be applied first to any outstanding term loans, commencing with the year ended December 31, 2010. These payments, if any, are determined annually and are calculated based on a percentage of Consolidated Excess Cash Flow (as defined in the Senior Credit Facility) at the end of each fiscal year. The percentage of Consolidated Excess Cash Flow that must be applied to repay outstanding loans (the “Excess Cash Flow Percentage”) was set at 50% for the fiscal year ended December 31, 2010. For fiscal years ending on or after December 31, 2011, this percentage is subject to a reduction to 0% if the total holdings debt ratio, as described above, is less than or equal to 5.00 to 1.00 as of the last day of such fiscal year. The Company will not be required to make a mandatory prepayment in respect of Consolidated Excess Cash Flow for the fiscal year ended December 31, 2011 since there was a consolidated cash flow deficit, in accordance with the calculation as defined in the Senior Credit Facility and the total holdings debt ratio was less than 5.0 to 1.0.

As of December 31, 2011, there was $0 revolving credit loans outstanding under the revolving facility. The revolving facility terminates April 28, 2015. Availability of the revolving facility is reduced by the amount of letters of credit outstanding. The company had $9,364 letters of credit outstanding as of December 31, 2011 and $240,636 availability under its revolving facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to maturity. The loans bear interest, at the Company’s option, at the LIBOR Rate or JPMorgan Chase Prime Rate plus applicable margins, such margins being set from time to time based on the Company’s ratio of debt to trailing twelve month EBITDA, as defined in the agreement.

The terms of the indenture relating to Lamar Advertising’s outstanding notes, Lamar Media’s Senior Credit Facility and the indenture relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.

Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s Senior Credit Facility the Company must maintain specified financial ratios and levels including:

•	fixed charges ratios;

•	senior debt ratios; and

•	total debt ratios.

Lamar Advertising and Lamar Media were in compliance with all of the terms of all of the indentures and the applicable Senior credit agreement during the periods presented.

LAMAR MEDIA CORP
Long-term Debt

(5) Long-term Debt

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt excluding current maturities	$2,141,218	$2,403,446

Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

The maturities schedule above reflects the amortization of discount in the amount of $32,673.

Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

5. Asset Retirement Obligations

The Company’s asset retirement obligations include the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2011	$180,662
Additions to asset retirement obligations	155
Accretion expense	1,976
Liabilities settled	(1,338)

Balance at March 31, 2012	$181,455

(9) Asset Retirement Obligation

The Company’s asset retirement obligation includes the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2009	$160,260
Revisions in cash flow estimates	7,809
Additions to asset retirement obligations	261
Accretion expense	10,751
Liabilities settled	(5,408)

Balance at December 31, 2010	173,673
Additions to asset retirement obligations	708
Accretion expense	10,573
Liabilities settled	(4,292)

Balance at December 31, 2011	$180,662

Depreciation and Amortization	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Depreciation and Amortization [Abstract]
Depreciation and Amortization

3. Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Three months ended March 31,
	2012	2011
Direct advertising expenses	$68,235	$69,571
General and administrative expenses	976	1,011
Corporate expenses	3,162	3,291

	$72,373	$73,873

(10) Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Year Ended December 31,
	2011	2010	2009
Direct expenses	$283,720	$297,517	$318,561
General and administrative expenses	4,224	5,033	6,528
Corporate expenses	11,695	10,153	11,636

	$299,639	$312,703	$336,725

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

(11) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$2,963	$2,963
State and local	1,075	1,125	2,200
Foreign	1,847	(387)	1,460

	$2,922	$3,701	$6,623

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,174)	$(15,464)
State and local	477	(3,767)	(3,290)
Foreign	1,932	(6,647)	(4,715)

	$1,119	$(24,588)	$(23,469)

Year ended December 31, 2009:
U.S. federal	$(20,062)	$(14,862)	$(34,924)
State and local	1,960	(2,939)	(979)
Foreign	2,121	(2,319)	(198)

	$(15,981)	$(20,120)	$(36,101)

As of December 31, 2011 and December 31, 2010, the company had income taxes receivable of $381 and $1,789, respectively, included in other current assets.

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,641	$(59,353)	$(94,371)
Foreign	(1,468)	(4,218)	232

Total	$15,173	$(63,571)	$(94,139)

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,310	$(22,250)	$(32,948)
State and local income taxes, net of federal income tax benefit	958	(4,945)	(636)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	6
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	1,487	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,042	(27)	(624)

Income tax expense (benefit)	$6,623	$(23,469)	$(36,101)

(a)	In prior periods, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	In 2011, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	148,913	127,866
Tax credit carry forwards	3,724	3,829
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	251,208	228,998
Less: valuation allowance	(3,755)	(3,332)

Net deferred tax assets	247,453	225,666

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,958)	(303,659)

Net deferred tax liabilities	$(82,505)	$(77,993)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(92,317)	(87,234)

Net deferred tax liabilities	$(82,505)	$(77,993)

During 2011, we generated $58,412 of U.S. net operating losses, primarily attributable to the accelerated tax depreciation provisions available under the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 that was signed into law by the President on December 17, 2010. As of December 31, 2011, we had approximately $342,534 of U.S. net operating loss carry forwards remaining to offset future taxable income. Of this amount, $43,201 is subject to an IRC §382 limitation of $25,337 per year. These carry forwards expire between 2022 through 2031. In addition, we have $3,476 of various credits available to offset future U.S. federal income tax.

As of December 31, 2011, we have approximately $457,965 state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. Management has determined that a valuation allowance related to state net operating loss carry forwards in certain jurisdictions is necessary. The valuation allowance for these deferred tax assets as of December 31, 2011 and December 31, 2010 was $3,742 and $3,332, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2011, 2010, and 2009 was an increase (decrease) of $410, $1,653, and $(13), respectively.

During 2011, we generated $4,896 of Puerto Rico net operating losses. As of December 31, 2011, we had approximately $21,778 of Puerto Rico net operating losses available to offset future taxable income. These carry forwards expire between 2016 and 2021.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code.

Based on the current level of pretax earnings and projected decreases in future depreciation and amortization, the Company will generate the minimum amount of future taxable income to support the realization of the deferred tax assets. Additionally, the company has a significant amount of deferred tax liabilities that will reverse during the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets. As a result, management believes that it is more likely than not that we will realize the benefits of these deferred tax assets, net of the existing valuation allowances at December 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. We have not recognized a deferred tax liability of approximately $5,459 for the undistributed earnings of our Canadian operations that arose in 2011 and prior years as management intends to reinvest the earnings outside the U.S. indefinitely. During the current period, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability. As of December 31, 2011, the undistributed earnings of these subsidiaries were approximately $15,596.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

Included in the balance of unrecognized benefits at December 31, 2011 is $135 of tax benefits that, if recognized in future periods, would impact our effective tax rate.

During the years ended December 31, 2011 and December 31, 2010, we recognized interest and penalties of $7 and $35, respectively, as components of income tax expense (benefit) in connection with our liabilities related to uncertain tax positions. Interest and penalties included in the balance at December 31, 2011 and December 31, 2010, was $27 and $67, respectively.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years before 2009 since the IRS has completed review of our income tax returns through 2008, or for any U.S. state income tax audit prior to 2002. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2007 and 2006, respectively.

Within the next twelve months, it is reasonably possible, that we could decrease our unrecognized tax benefits up to $62 as a result of the expiration of statute of limitations.

LAMAR MEDIA CORP
Income Taxes

(6) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$3,088	$3,088
State and local	1,075	1,295	2,370
Foreign	1,847	(386)	1,461

	$2,922	$3,997	$6,919

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,130)	$(15,420)
State and local	529	(3,607)	(3,078)
Foreign	1,932	(6,647)	(4,715)

	$1,171	$(24,384)	$(23,213)

Year ended December 31, 2009:
U.S. federal	$(19,691)	$(15,292)	$(34,983)
State and local	2,026	(2,991)	(965)
Foreign	2,121	(2,319)	(198)

	$(15,544)	$(20,602)	$(36,146)

As of December 31, 2011 and December 31, 2010, the company had income taxes receivable of $599 and $2,008, respectively, included in other current assets.

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,999	$(59,193)	$(92,201)
Foreign	(1,468)	(4,218)	232

Total	$15,531	$(63,411)	$(91,969)

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,436	$(22,193)	$(32,189)
State and local income taxes, net of federal income tax benefit	975	(4,205)	(628)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	1
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	942	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,195	(23)	(1,431)

Income tax expense (benefit)	$6,919	$(23,213)	$(36,146)

(a)	In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	During the current year, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	99,811	79,061
Tax credit carry forwards	18,496	18,600
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	216,878	194,964
Less: valuation allowance	(3,205)	(2,785)

Net deferred tax assets	213,673	192,179

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,291)	(281,246)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,323)	(303,021)

Net deferred tax liabilities	$(115,650)	$(110,842)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(125,462)	(120,083)

Net deferred tax liabilities	$(115,650)	$(110,842)

During 2011, we generated $58,055 of U.S. net operating losses, primarily attributable to the accelerated tax depreciation provisions available under the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 that was signed into law by the President on December 17, 2010. As of December 31, 2011, we had approximately $207,443 of U.S. net operating loss carry forwards remaining to offset future taxable income. Of this amount, $43,201 is subject to an IRC §382 limitation of $25,337 per year. These carry forwards expire between 2022 and 2031. In addition, we have $18,248 of various credits available to offset future U.S. federal income tax.

As of December 31, 2011, we have approximately $420,914 state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. Management has determined that a valuation allowance related to state net operating loss carry forwards is necessary. The valuation allowance for these deferred tax assets as of December 31, 2011 and December 31, 2010 was $3,192 and $2,785, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2011, 2010, and 2009 was an increase (decrease) of $407, $1,106, and $(13), respectively.

During 2011, we generated $4,896 of Puerto Rico net operating losses. As of December 31, 2011, we had approximately $21,778 of Puerto Rico net operating losses available to offset future taxable income. These carry forwards expire between 2016 and 2021.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings for financial reporting purposes and projected decreases in future depreciation and amortization, we will generate the minimum amount of future taxable income to support the realization of the deferred tax assets. Additionally, the company has a significant amount of deferred tax liabilities that will reverse during the same period and jurisdiction and is of the same character as the temporary differences giving rise to the deferred tax assets. As a result, management believes that it is more likely than not that we will realize the benefits of these deferred tax assets, net of the existing valuation allowances at December 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. We have not recognized a deferred tax liability of approximately $5,459 for the undistributed earnings of our Canadian operations that arose in 2011 and prior years as management intends to reinvest the earnings outside the U.S. indefinitely. During the current period, we recognized a deferred tax benefit of $4,023, resulting from the release of prior period deferred tax liability. As of December 31, 2011, the undistributed earnings of these subsidiaries were approximately $15,596.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

Included in the balance of unrecognized benefits at December 31, 2011 is $135 of tax benefits that, if recognized in future periods, would impact our effective tax rate.

During the years ended December 31, 2011 and December 31, 2010, we recognized interest and penalties of $7 and $35, respectively, as components of income tax expense (benefit) in connection with our liabilities related to uncertain tax positions. Interest and penalties included in the balance at December 31, 2011 and December 31, 2010, was $27 and $67, respectively.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years before 2009 since the IRS has completed review of our income tax returns through 2008, or for any U.S. state income tax audit prior to 2002. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2007 and 2006, respectively.

Within the next twelve months, it is reasonably possible, that we could decrease our unrecognized tax benefits up to $62 as a result of the expiration of statute of limitations.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

(12) Related Party Transactions

Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Advertising Company or its subsidiaries through common ownership and directorate control.

Prior to 1996, the Company entered into various related party transactions for the purchase and sale of advertising structures whereby any resulting gains were deferred at that date. As of December 31, 2011 and 2010, the deferred gains related to these transactions were $941 and $942, respectively, and are included in deferred income on the balance sheets. No gains related to these transactions have been realized in the Statement of Operations for the years ended December 31, 2011, 2010 and 2009.

In addition, the Company had receivables from employees of $230 and $155 at December 31, 2011 and 2010, respectively. These receivables are primarily relocation loans for employees. The Company does not have any receivables from its current executive officers.

Effective July 1, 1996, the Lamar Texas Limited Partnership, one of the Company’s subsidiaries, and Reilly Consulting Company, L.L.C., which Kevin P. Reilly, Sr. controls, entered into a consulting agreement, which was amended January 1, 2004. This consulting agreement as amended has a term through December 31, 2008 with automatic renewals for successive one year periods after that date unless either party provides written termination to the other. The amended agreement provides for an annual consulting fee of $190 for the five year period commencing on January 1, 2004 and an annual consulting fee of $150 for any subsequent one year renewal term. As of December 31, 2011, this consulting agreement was renewed for one additional year at the previously agreed fee of $150 per year. The agreement also contains a non-disclosure provision and a non-competition restriction which extends for two years beyond the termination agreement.

In June 2011, the Company entered into a service contract with Joule Energy LA, LLC (“Joule”), of which Ross L. Reilly is a member and owns 26.66% interest. Joule provides services related to the Company’s installation of solar arrays in the State of Louisiana, which services are expected to be completed in 2012. The aggregate amount payable to Joule under the service contract is approximately $1,000 of which approximately $625 has been incurred as of December 31, 2011. Ross L. Reilly is the son of Kevin P. Reilly, Jr., our Chairman of the Board of Directors and President.

LAMAR MEDIA CORP
Related Party Transactions

(7) Related Party Transactions

Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Media Corp. or its subsidiaries through common ownership and directorate control.

As of December 31, 2011 and December 31, 2010, there was a payable to Lamar Advertising Company, its parent, in the amount of $9,400 and $7,105, respectively.

Effective December 31, 2011 and December 31, 2010, Lamar Advertising Company contributed $16,553 and $27,982 respectively, to Lamar Media which resulted in an increase in Lamar Media’s additional paid-in capital.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

(13) Stockholders’ Equity

On July 16, 1999, the Board of Directors designated 5,720 shares of the 1,000,000 shares of previously undesignated preferred stock, par value $.001, as Series AA preferred stock. The Class A preferred stock, par value $638, was exchanged for the new Series AA preferred stock and no shares of Class A preferred stock are currently outstanding. The new Series AA preferred stock and the class A preferred stock rank senior to the Class A common stock and Class B common stock with respect to dividends and upon liquidation. Holders of Series AA preferred stock and Class A preferred stock are entitled to receive, on a pari passu basis, dividends at the rate of $15.95 per share per quarter when, as and if declared by the Board of Directors. The Series AA preferred stock and the Class A preferred stock are also entitled to receive, on a pari passu basis, $638 plus a further amount equal to any dividend accrued and unpaid to the date of distribution before any payments are made or assets distributed to the Class A common stock or Class B stock upon voluntary or involuntary liquidation, dissolution or winding up of the Company. The liquidation value of the outstanding Series AA preferred stock at December 31, 2011 was $3,649. The Series AA preferred stock and the Class A preferred stock are identical, except that the Series AA preferred stock is entitled to one vote per share and the Class A preferred stock is not entitled to vote.

All of the outstanding shares of common stock are fully paid and nonassessable. In the event of the liquidation or dissolution of the Company, following any required distribution to the holders of outstanding shares of preferred stock, the holders of common stock are entitled to share pro rata in any balance of the corporate assets available for distribution to them. The Company may pay dividends if, when and as declared by the Board of Directors from funds legally available therefore, subject to the restrictions set forth in the Company’s existing indentures and the Senior Credit Facility. Subject to the preferential rights of the holders of any class of preferred stock, holders of shares of common stock are entitled to receive such dividends as may be declared by the Company’s Board of directors out of funds legally available for such purpose. No dividend may be declared or paid in cash or property on any share of either class of common stock unless simultaneously the same dividend is declared or paid on each share of the other class of common stock, provided that, in the event of stock dividends, holders of a specific class of common stock shall be entitled to receive only additional shares of such class.

The rights of the Class A and Class B common stock are equal in all respects, except holders of Class B common stock have ten votes per share on all matters in which the holders of common stock are entitled to vote and holders of Class A common stock have one vote per share on such matters. The Class B common stock will convert automatically into Class A common stock upon the sale or transfer to persons other than permitted transferees (as defined in the Company’s certificate of incorporation, as amended).

In February 2007, the Company’s board of directors approved a repurchase program of up to $500,000 of the Company’s Class A common stock, which expired on February 22, 2009. Shares repurchased during the program were made on the open market or in privately negotiated transactions. The timing and amount of the shares repurchased were determined by Lamar’s management based on its evaluation of market conditions and other factors. All repurchased shares are available for future use for general corporate and other purposes. During the twelve months ended December 31, 2009, the Company did not purchase any shares of its Class A common stock under the repurchase program.

Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock Compensation Plans

2. Stock-Based Compensation

Equity Incentive Plan. Lamar’s 1996 Equity Incentive Plan has reserved 13 million shares of Class A common stock for issuance to directors and employees, including shares underlying granted options and common stock reserved for issuance under its performance-based incentive program. Options granted under the plan expire ten years from the grant date with vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date. All grants are made at fair market value based on the closing price of our Class A common stock as reported on the NASDAQ Global Select Market on the date of grant.

We use a Black-Scholes-Merton option pricing model to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and expected volatility. The Company granted options for an aggregate of 9,000 shares of its Class A common stock during the three months ended March 31, 2012.

Stock Purchase Plan. Lamar’s 2000 Employee Stock Purchase Plan reserved 924,000 shares of Class A common stock for issuance to employees. The 2000 ESPP was terminated following the issuance of all shares that were subject to the offer that commenced under the 2000 ESPP on January 1, 2009 and ended June 30, 2009. In 2009 we adopted a new employee stock purchase plan, which reserved 500,000 additional shares of common stock for issuance to employees. Our 2009 Employee Stock Purchase Plan (2009 ESPP) was adopted by our Board of Directors in February 2009 and approved by our shareholders on May 28, 2009. The terms of the 2009 ESPP are substantially the same as the 2000 ESPP. The following is a summary of ESPP share activity for the three months ended March 31, 2012:

Shares
Available for future purchases, January 1, 2012	253,294
Purchases	43,091

Available for future purchases, March 31, 2012	210,203

Performance-based compensation. Unrestricted shares of our Class A common stock may be awarded to key officers, employees and directors under our 1996 Equity Incentive Plan. The number of shares to be issued, if any, will be dependent on the level of achievement of performance measures for key officers and employees, as determined by the Company’s Compensation Committee based on our 2012 results. Any shares issued based on the achievement of performance goals will be issued in the first quarter of 2013. The shares subject to these awards can range from a minimum of 0% to a maximum of 100% of the target number of shares depending on the level at which the goals are attained. For the three months ended March 31, 2012, the Company has recorded $619 as non-cash compensation expense related to performance based awards. In addition, each non-employee director automatically receives upon election or re-election a restricted stock award of our Class A common stock. The awards vest 50% on grant date and 50% on the last day of each of the director’s one-year term. The Company recorded $29 non-cash compensation expense related to these awards for the three months ended March 31, 2012.

(14) Stock Compensation Plans

Equity Incentive Plan. Lamar’s 1996 Equity Incentive Plan has reserved 13 million shares of common stock for issuance to directors and employees, including options granted and common stock reserved for issuance under its performance-based incentive program. Options granted under the plan expire ten years from the grant date with vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date. All grants are made at fair market value based on the closing price of our Class A common stock as reported on the NASDAQ Global Select Market.

We use a Black-Scholes-Merton option pricing model to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various highly subjective assumptions, including expected term and expected volatility. We have reviewed our historical pattern of option exercises and have determined that meaningful differences in option exercise activity existed among vesting schedules. Therefore, for all stock options granted after January 1, 2006, we have categorized these awards into two groups of vesting 1) 5-year cliff vest and 2) 4-year graded vest, for valuation purposes. We have determined there were no meaningful differences in employee activity under our ESPP due to the nature of the plan.

We estimate the expected term of options granted using an implied life derived from the results of a hypothetical mid-point settlement scenario, which incorporates our historical exercise, expiration and post-vesting employment termination patterns, while accommodating for partial life cycle effects. We believe these estimates will approximate future behavior.

We estimate the expected volatility of our Class A common stock at the grant date using a blend of 75% historical volatility of our Class A common stock and 25% implied volatility of publicly traded options with maturities greater than six months on our Class A common stock as of the option grant date. Our decision to use a blend of historical and implied volatility was based upon the volume of actively traded options on our common stock and our belief that historical volatility alone may not be completely representative of future stock price trends.

Our risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. We assumed an expected dividend yield of zero since the Company has historically not paid dividends on Class A common stock, except for special dividends in 2007.

We estimate option forfeitures at the time of grant and periodically revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We record stock-based compensation expense only for those awards expected to vest using an estimated forfeiture rate based on our historical forfeiture data.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2011	0%	52%	2%	5
2010	0%	54%	2%	5
2009	0%	55%	2%	5

Information regarding the 1996 Plan for the year ended December 31, 2011 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	2,828,770	$20.85
Granted	68,000	33.28
Exercised	(113,359)	17.62
Canceled	(80,782)	21.62

Outstanding, end of year	2,702,629	$21.27	7.07

Exercisable at end of year	1,500,656	$22.86	6.78

At December 31, 2011 there was $7,372 of unrecognized compensation cost related to stock options granted which is expected to be recognized over a weighted-average period of 1.14 years.

On July 2, 2009, we completed a tender offer for 250 eligible participants to exchange some or all of certain outstanding options (the “Eligible Options”) for new options to be issued under the Company’s 1996 Equity Incentive Plan, as amended. We have accepted for cancellation Eligible Options to purchase an aggregate of 2,630,474 shares of the Company’s Class A common stock, representing 86.2% of the total number of shares of Class A common stock underlying all Eligible Options. In exchange for the Eligible Options surrendered in the Offer, we issued new options to purchase up to an aggregate of 1,030,819 shares of the Company’s Class A common stock under the 1996 Plan. Each new option has an exercise price per share of $15.67, the closing price of the Company’s Class A common stock on the NASDAQ Global Select Market on July 2, 2009. Eligible Options not tendered for exchange remain outstanding according to their original terms and are subject to the 1996 Plan. An incremental cost of $1,923 will be recognized over the 5 year vesting term of the new options using the bifurcation method.

The exchange of Eligible Options has been accounted for as a modification. In calculating the incremental compensation cost of a modification, the fair value of the modified award was compared to the fair value of the original award measured immediately before its terms and conditions were modified. The Company elected to use a binomial lattice model solely to determine the incremental compensation cost associated with the underwater options because it more appropriately captures exercise and cancellation patterns needed in the valuation. There were no significant changes in assumptions utilized in the determination of the incremental compensation cost of the modification.

Shares available for future stock option and restricted share grants to employees and directors under existing plans were 2,341,158 at December 31, 2011. The aggregate intrinsic value of options outstanding as of December 31, 2011 was $22,379, and the aggregate intrinsic value of options exercisable was $11,453. Total intrinsic value of options exercised was $1,206 for the year ended December 31, 2011.

The following table summarizes our non-vested stock option activity for year ended December 31, 2011:

	Shares	Weighted Average Grant Date Fair Value
Non-vested stock options at the beginning of the period	1,832,153	$9.20
Granted	54,400	9.33
Vested	(623,362)	9.49
Canceled	(61,218)	9.14

Non-vested stock options at the end of the period	1,201,973	$9.06

Stock Purchase Plan. On May 25, 2000, the stockholders approved the 2000 Employee Stock Purchase Plan (the “2000 ESPP”) whereby 500,000 shares of the Company’s Class A common stock were reserved for issuance under the Plan. Under this plan, eligible employees could purchase stock at 85% of the fair market value of a share on the offering commencement date or the respective purchase date whichever was lower. Purchases were limited to ten percent of an employee’s total compensation. The initial offering under the Plan commenced on April 1, 2000 with a single purchase date on June 30, 2000. Subsequent offerings commenced each year on July 1 with a termination date of December 31 and purchase dates on September 30 and December 31; and on January 1 with a termination date on June 30 and purchase dates on March 31 and June 30. In accordance with the Plan, the number of shares available for issuance under the plan was increased at the beginning of each fiscal year by the lesser of 500,000 shares or one tenth of 1% of the total of shares outstanding or a lessor amount determined by the board of directors.

The 2000 ESPP was terminated following the issuance of all shares that were subject to the offer that commenced under the 2000 ESPP on January 1, 2009 and ended June 30, 2009. In 2009, we adopted a new employee stock purchase plan. Our 2009 Employee Stock Purchase Plan was adopted by our Board of Directors in February 2009 and approved by our shareholders on May 28, 2009. The terms of the 2009 ESPP are substantially the same as the 2000 ESPP. The following is a summary of ESPP share activity for the year ended December 31, 2011:

Shares
2009 ESPP Plan Shares available for future purchases, January 1, 2011	331,795
Additional Shares reserved under 2009 ESPP	77,928
Purchases	(156,429)

Shares available for future purchases, December 31, 2011	253,294

Performance-based compensation. Unrestricted shares of our Class A common stock may be awarded to key officers and employees under our 1996 Plan based on certain Company performance measures for fiscal 2011. The number of shares to be issued; if any, will be dependent on the level of achievement of these performance measures as determined by the Company’s Compensation Committee based on our 2011 results and were issued in the first quarter of 2012. The shares subject to these awards can range from a minimum of 0% to a maximum of 100% of the target number of shares depending on the level at which the goals are attained. Based on the Company’s performance measures achieved through December 31, 2011, the Company has accrued $3,535 as compensation expense related to these agreements.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

(15) Benefit Plans

The Company sponsors a partially self-insured group health insurance program. The Company is obligated to pay all claims under the program, which are in excess of premiums, up to program limits. The Company is also self-insured with respect to its income disability benefits and against casualty losses on advertising structures. Amounts for expected losses, including a provision for losses incurred but not reported, is included in accrued expenses in the accompanying consolidated financial statements. As of December 31, 2011, the Company maintained $7,950 in letters of credit with a bank to meet requirements of the Company’s worker’s compensation and general liability insurance carrier.

Savings and Profit Sharing Plan

The Company sponsors The Lamar Corporation Savings and Profit Sharing Plan covering eligible employees who have completed one year of service and are at least 21 years of age. The Company has the option to match 50% of employees’ contributions up to 5% of eligible compensation. Employees can contribute up to 100% of compensation. Full vesting on the Company’s matched contributions occurs after three years for contributions made after January 1, 2002. Annually, at the Company’s discretion, an additional profit sharing contribution may be made on behalf of each eligible employee. The Company matched contributions of $2,870, $1,263 and $0 for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Compensation Plan

The Company sponsors a Deferred Compensation Plan for the benefit of certain of its board-elected officers who meet specific age and years of service and other criteria. Officers that have attained the age of 30 and have a minimum of 10 years of service to the Company and satisfying additional eligibility guidelines are eligible for annual contributions to the Plan generally ranging from $3 to $8, depending on the employee’s length of service. The Company’s contributions to the Plan are maintained in a rabbi trust and, accordingly, the assets and liabilities of the Plan are reflected in the balance sheet of the Company in other assets and other liabilities. Upon termination, death or disability, participating employees are eligible to receive an amount equal to the fair market value of the assets in the employee’s deferred compensation account. For the years ended December 31, 2011 and 2010, the Company contributed $1,223 and $1,164, respectively. The Company did not contribute to the plan for year ended December 31, 2009.

On December 8, 2005, the Company’s Board of Directors approved an amendment to the Lamar Deferred Compensation Plan in order to (1) to comply with the requirements of Section 409A of the Internal Revenue Code (“Section 409A”) applicable to deferred compensation and (2) to reflect changes in the administration of the Plan. The Company’s Board of Directors also approved the adoption of a grantor trust pursuant to which amounts may be set aside, but remain subject to claims of the Company’s creditors, for payments of liabilities under the new plan, including amounts contributed under the old plan. The plan was further amended in August 2007 to make certain amendments to reflect Section 409A regulations issued on April 10, 2007.

Commitment and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(16) Commitment and Contingencies

The Company is involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.

Summarized Financial Information of Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summarized Financial Information of Subsidiaries [Abstract]
Summarized Financial Information of Subsidiaries

6. Summarized Financial Information of Subsidiaries

Separate financial statements of each of the Company’s direct or indirect wholly owned subsidiaries that have guaranteed Lamar Media’s obligations with respect to its publicly issued notes (collectively, the “Guarantors”) are not included herein because the Company has no independent assets or operations, the guarantees are full and unconditional and joint and several and the only subsidiaries that are not guarantors are in the aggregate minor.

Lamar Media’s ability to make distributions to Lamar Advertising is restricted under both the terms of the indentures relating to Lamar Media’s outstanding notes and by the terms of the senior credit facility. As of March 31, 2012 and December 31, 2011, Lamar Media was permitted under the terms of its outstanding senior subordinated notes to make transfers to Lamar Advertising in the form of cash dividends, loans or advances in amounts up to $1,690,691 and $1,641,856, respectively. Transfers to Lamar Advertising are subject to additional restrictions if, (i) under Lamar Media’s senior credit facility and as defined therein, (x) the total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media’s 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1. As of March 31, 2012, the total holdings debt ratio was less than 5.75 to 1 and Lamar Media’s senior debt ratio was less than 3.25 to 1 and its senior leverage ratio was less than 3.0 to 1; therefore, transfers to Lamar Advertising were not subject to any additional restrictions under the senior credit facility or pursuant to the indenture governing the 9 3/4% senior notes.

(17) Summarized Financial Information of Subsidiaries

Separate financial statements of each of the Company’s direct or indirect wholly owned subsidiaries that have guaranteed Lamar Media’s obligations with respect to its publicly issued notes (collectively, the “Guarantors”) are not included herein because the Company has no independent assets or operations, the guarantees are full and unconditional and joint and several and the only subsidiaries that are not guarantors are in the aggregate minor.

Lamar Media’s ability to make distributions to Lamar Advertising is restricted under both the terms of the indentures relating to Lamar Media’s outstanding notes and by the terms of the Senior Credit Facility. As of December 31, 2011 and December 31, 2010, Lamar Media was permitted under the terms of its outstanding senior subordinated notes to make transfers to Lamar Advertising in the form of cash dividends, loans or advances in amounts up to $1,641,856 and $1,380,705, respectively. Transfers to Lamar Advertising are subject to additional restrictions if, (i) under the Senior Credit Facility and as defined therein, (x) the total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media’s 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1. As of December 31, 2011, the total holdings debt ratio was less than 5.75 to 1 and Lamar Media’s senior debt ratio was less than 3.25 to 1 and its senior leverage ratio was less than 3.0 to 1; therefore, transfers to Lamar Advertising were not subject to any additional restrictions under the senior credit facility or pursuant to the indenture governing the 9 3/4% senior notes.

Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

9. Fair Value of Financial Instruments

At March 31, 2012 and December 31, 2011, the Company’s financial instruments included cash and cash equivalents, marketable securities, accounts receivable, investments, accounts payable and borrowings. The fair values of cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings and current portion of long-term debt approximated carrying values because of the short-term nature of these instruments. Investment contracts are reported at fair values. Fair values for investments held at cost are not readily available, but are estimated to approximate fair value. The estimated fair value of the Company’s long term debt (including current maturities) was $2,299,567 which exceeded both the gross and carrying amounts of $2,208,050 and $2,187,595, respectively, as of March 31, 2012.

(18) Fair Value of Financial Instruments

At December 31, 2011 and 2010, the Company’s financial instruments included cash and cash equivalents, marketable securities, accounts receivable, investments, accounts payable, borrowings and derivative contracts. The fair values of cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings and current portion of long-term debt approximated carrying values because of the short-term nature of these instruments. Investments and derivative contracts are reported at fair values. Fair values for investments held at cost are not readily available, but are estimated to approximate fair value. The estimated fair value of the Company’s long term debt (including current maturities) was $2,265,451, which exceeded both the gross and carrying amounts of $2,191,201 and $2,158,528, respectively, as of December 31, 2011.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)

(19) Quarterly Financial Data (Unaudited)

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income applicable to common stock	$(13,331)	$11,335	$3,901	$6,280
Net (loss) income per common share basic	$(0.14)	$0.12	$0.04	$0.07
Net (loss) income per common share — diluted	$(0.14)	$0.12	$0.04	$0.07

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income applicable to common stock	$(24,918)	$(9,028)	$690	$(7,211)
Net (loss) income per common share basic	$(0.27)	$(0.10)	$0.01	$(0.08)
Net (loss) income per common share — diluted	$(0.27)	$(0.10)	$0.01	$(0.08)

LAMAR MEDIA CORP
Quarterly Financial Data (Unaudited)

(8) Quarterly Financial Data (Unaudited)

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income	$(13,164)	$11,436	$4,115	$6,225

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income	$(24,898)	$(8,810)	$803	$(7,293)

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

(20) Subsequent Events

On February 9, 2012, Lamar Media entered into a restatement agreement with respect to its existing Senior Credit Facility in order to fund a new $100,000 Term loan A-3 facility and to make certain covenant changes to the Senior Credit Facility.

On February 9, 2012, Lamar Media completed an institutional private placement of $500,000 aggregate principal amount of 5 7/8% Senior Subordinated Notes, due 2022. The institutional private placement resulted in net proceeds to Lamar Media of approximately $489,000. The Company used the proceeds of this offering, after the payment of fees and expenses together with approximately $99,000 of net proceeds from its term loan A-3 facility to repurchase $583,123 of its outstanding 6 5/8% Notes.

Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

7. Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options, while diluted earnings per share includes the dilutive effect of stock options. The number of dilutive shares excluded from this calculation because of their anti-dilutive effect for stock options is 343,478 and 475,701 for the three months ended March 31, 2012 and 2011.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

SCHEDULE 2

Lamar Advertising Company

And Subsidiaries

Valuation and Qualifying Accounts

Years Ended December 31, 2011, 2010 and 2009

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2011
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$8,100	7,591	8,191	$7,500
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,602,723	102,679	—	$1,705,402
Year ended December 31, 2010
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$9,550	8,736	10,186	$8,100
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,497,763	104,960	—	$1,602,723
Year ended December 31, 2009
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,000	12,663	13,113	$9,550
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,389,523	108,292	52	$1,497,763

Valuation and Qualifying Accounts
LAMAR MEDIA CORP
Valuation and Qualifying Accounts

Lamar Media Corp.

and Subsidiaries

Valuation and Qualifying Accounts

Years Ended December 31, 2011, 2010 and 2009

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at end of Period
Year Ended December 31, 2011
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$8,100	7,591	8,191	$7,500
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,601,843	102,649	—	$1,704,492
Year Ended December 31, 2010
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$9,550	8,736	10,186	$8,100
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,496,912	104,931	—	$1,601,843
Year Ended December 31, 2009
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,000	12,663	13,113	$9,550
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,388,671	108,293	52	$1,496,912

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Nature of Business

(a) Nature of Business

Lamar Advertising Company (the Company) is engaged in the outdoor advertising business, operating approximately 143,000 billboard advertising displays in 44 states, Canada and Puerto Rico. The Company’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.

In addition, the Company operates a logo sign business in 21 states throughout the United States and the province of Ontario, Canada and a transit advertising business in 60 markets. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising on bus shelters, benches and buses in the markets it serves.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include Lamar Advertising Company, its wholly owned subsidiary, Lamar Media Corp. (Lamar Media), and its majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

An operating segment is a component of an enterprise:

•	that engages in business activities from which it may earn revenues and incur expenses;

•	whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

•	for which discrete financial information is available.

We define the term ‘chief operating decision maker’ to be our executive management group, which consist of our Chief Executive Officer, President and Chief Financial Officer. Currently, all operations are reviewed on a consolidated basis for budget and business plan performance by our executive management group. Additionally, operational performance at the end of each reporting period is viewed in the aggregate by our management group. Any decisions related to changes in invested capital, personnel, operational improvement or training, or to allocate other company resources are made based on the combined results.

We operate in a single operating and reporting segment, advertising. We sell advertising on billboards, buses, shelters and benches and logo plates.

Property, Plant and Equipment

(c) Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using accelerated and straight-line methods over the estimated useful lives of the assets.

Goodwill and Intangible Assets

(d) Goodwill and Intangible Assets

Goodwill is subject to an annual impairment test. The Company designated December 31 as the date of its annual goodwill impairment test. Impairment testing involves various estimates and assumptions, which could vary, and an analysis of relevant market data and market capitalization. If industry and economic conditions deteriorate, the Company may be required to assess goodwill impairment before the next annual test, which could result in impairment charges.

The Company is required to identify its reporting units and determine the carrying value of each reporting unit by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. The Company is required to determine the fair value of each reporting unit and compare it to the carrying amount of the reporting unit. To the extent the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company would be required to perform the second step of the impairment test, as this is an indication that the reporting unit goodwill may be impaired. The fair value of each reporting unit exceeded its carrying amount at its annual impairment test date on December 31, 2011 and 2010, therefore, the Company was not required to recognize an impairment loss.

Intangible assets, consisting primarily of site locations, customer lists and contracts, and non-competition agreements are amortized using the straight-line method over the assets estimated useful lives, generally from 3 to 15 years.

Impairment of Long-Lived Assets

(e) Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset before interest expense. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Deferred Income

(f) Deferred Income

Deferred income consists principally of advertising revenue invoiced in advance and gains resulting from the sale of certain assets to related parties. Deferred advertising revenue is recognized in income as services are provided over the term of the contract. Deferred gains are recognized in income in the consolidated financial statements at the time the assets are sold to an unrelated party or otherwise disposed of.

Revenue Recognition

(g) Revenue Recognition

The Company recognizes outdoor advertising revenue on an accrual basis ratably over the term of the contracts, as services are provided. Production revenue and the related expense for the advertising copy are recognized upon completion of the sale.

The Company engages in barter transactions where the Company trades advertising space for goods and services. The Company recognizes revenues and expenses from barter transactions at fair value, which is determined based on the Company’s own historical practice of receiving cash for similar advertising space from buyers unrelated to the party in the barter transaction. The amount of revenue and expense recognized for advertising barter transactions is as follows:

Income Taxes

(h) Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Earnings Per Share

(i) Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options and convertible debt, while diluted earnings per share includes the dilutive effect of stock options and convertible debt. The number of potentially dilutive shares excluded from the calculation because of their anti-dilutive effect are 0 for the year ended December 31, 2011, 465,820 for the year ended December 31, 2010 and 2,580,092 for the year ended December 31, 2009.

Stock Based Compensation

(j) Stock Based Compensation

Compensation expense for share-based awards is recognized based on the grant date fair value of those awards. Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term. Non-cash compensation expense recognized during the years ended December 31, 2011, 2010, and 2009 were $11,650, $17,839 and $12,462. The $11,650 expensed during the year ended December 31, 2011 consists of (i) $7,875 related to stock options, (ii) $3,535 related to stock grants, made under the Company’s performance-based stock incentive program in 2011 (iii) $240 related to stock awards to directors. See Note 14 for information on the assumptions we used to calculate the fair value of stock-based compensation.

Cash and Cash Equivalents	(k) Cash and Cash Equivalents The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.
Foreign Currency Translation

(l) Foreign Currency Translation

Local currencies generally are considered the functional currencies outside the United States. Assets and liabilities for operations in local-currency environments are translated at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Foreign currency translation adjustments are recorded as a component of other comprehensive income in the Consolidated Statement of Operations and Comprehensive Income (Loss) and as a component of accumulated other comprehensive income (deficit) in Consolidated Statement of Stockholders’ Equity and Comprehensive Income (Deficit).

Asset Retirement Obligations

(m) Asset Retirement Obligations

The Company is required to record the present value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The liability is capitalized as part of the related long-lived asset’s carrying amount. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Company’s asset retirement obligations relate primarily to the dismantlement, removal, site reclamation and similar activities of its properties.

Use of Estimates

(n) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income

(o) Comprehensive Income

Total comprehensive income is presented in the Consolidated Statements of Operations and Comprehensive Income (Loss) and the components of accumulated other comprehensive income (deficit) are presented in the Consolidated Statement of Stockholders’ Equity and Comprehensive Income (Deficit). Comprehensive Income (Loss) is composed of foreign currency translation effects and unrealized gains and losses on cash flow hedging instruments.

Subsequent Events	(p) Subsequent Events The Company has performed an evaluation of subsequent events through the date on which the financial statements are issued.
LAMAR MEDIA CORP
Nature of Business

(a) Nature of Business

Lamar Media Corp. is a wholly owned subsidiary of Lamar Advertising Company. Lamar Media Corp. is engaged in the outdoor advertising business operating approximately 143,000 outdoor advertising displays in 44 states. Lamar Media’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.

In addition, Lamar Media operates a logo sign business in 21 states throughout the United States as well as the province of Ontario, Canada. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising on bus shelters, benches and buses in the markets it serves.

Certain footnotes are not provided for the accompanying financial statements as the information in notes 2, 4, 6, 9, 10, 13, 14, 15, 16, 17, 18 and 20 and portions of notes 1 and 12 to the consolidated financial statements of Lamar Advertising Company included elsewhere in this Annual Report are substantially equivalent to that required for the consolidated financial statements of Lamar Media Corp. Earnings per share data is not provided for the operating results of Lamar Media Corp. as it is a wholly owned subsidiary of Lamar Advertising Company.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include Lamar Media Corp., its wholly owned subsidiaries, The Lamar Company, LLC, Lamar Central Outdoor, Inc., Lamar Oklahoma Holding Co., Inc., Lamar Advertising Southwest, Inc., Lamar DOA Tennessee Holdings, Inc., and Interstate Logos, LLC. and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Revenue and expense recognized for advertising barter transactions

	2011	2010	2009
Net revenues	$7,153	$6,608	$5,642
Direct advertising expenses	$2,766	$2,768	$2,808
General and administrative expenses	$3,524	$3,242	$2,867

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Summary of the preliminary allocation of the acquisition costs

Total
Property, plant and equipment	$12,319
Goodwill	775
Site locations	8,147
Non-competition agreements	101
Customer lists and contracts	2,010
Other asset	356
Current liabilities	(211)

$23,497

Total
Property, plant and equipment	$2,651
Goodwill	1,703
Site locations	2,434
Non-competition agreements	70
Customer lists and contracts	654
Other asset	8
Current liabilities	(817)

$6,703

Summary of unaudited pro forma financial information

	2011	2010
Net revenues	$1,135,802	$1,099,490
Net income (loss) applicable to common stock	$7,946	$(39,830)
Net loss per common share — basic	$0.09	$(0.43)
Net loss per common share — diluted	$0.09	$(0.43)

	2010	2009
Net revenues	$1,092,916	$1,060,158
Net loss applicable to common stock	$(40,692)	$(59,407)
Net loss per common share — basic	$(0.44)	$(0.65)
Net loss per common share — diluted	$(0.44)	$(0.65)

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment [Abstract]
Summary of major categories of property, plant and equipment

	Estimated Life (Years)	2011	2010
Land	—	$307,968	$298,879
Building and improvements	10 — 39	108,820	105,459
Advertising structures	5 — 15	2,309,775	2,264,953
Automotive and other equipment	3 — 7	134,029	127,644

		$2,860,592	$2,796,935

Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Summary of intangible assets

	Estimated Life (Years)	March 31, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 – 10	$469,149	$453,475	$468,371	$451,524
Non-competition agreements	3 – 15	63,604	62,068	63,592	61,849
Site locations	15	1,386,752	948,580	1,383,076	925,291
Other	5 – 15	13,608	13,111	13,608	13,103

		$1,933,113	$1,477,234	$1,928,647	$1,451,767
Unamortizable Intangible Assets:
Goodwill		$1,680,841	$253,635	$1,680,483	$253,635

	Estimated	2011		2010
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$468,371	$451,524	$466,412	$441,641
Non-competition agreements	3 — 15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,291	1,375,298	833,418
Other	5 — 15	13,608	13,103	13,608	13,074

		$1,928,647	$1,451,767	$1,918,811	$1,349,088

Unamortizable Intangible Assets: Goodwill		$1,680,483	$253,635	$1,679,770	$253,635

Summary of changes in the gross carrying amount of goodwill

Balance as of December 31, 2010	$1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,680,483

Summary of the estimated amortization expense

Year ended December 31, 2012	$99,917
Year ended December 31, 2013	97,165
Year ended December 31, 2014	83,200
Year ended December 31, 2015	46,770
Year ended December 31, 2016	36,267
Thereafter	113,561

Total	$476,880

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Summary of minimum annual rental payments

2012	$145,491
2013	$125,635
2014	$111,981
2015	$92,917
2016	$79,859
Thereafter	$534,461

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Summary of accrued expenses

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expense	26,975	26,851
Other	8,697	6,762

	$94,654	$96,542

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
Long-term debt

	March 31, 2012	December 31, 2011
Senior Credit Facility	$695,477	$595,477
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	122,760	381,290
6 5/8% Senior Subordinated Notes — Series B	98,493	191,544
6 5/8% Senior Subordinated Notes — Series C	34,910	256,040
5 7/8% Senior Subordinated Notes	500,000	—
9 3/4% Senior Notes	333,358	331,553
Other notes with various rates and terms	2,597	2,624

	2,187,595	2,158,528
Less current maturities	(26,242)	(17,310)

Long-term debt, excluding current maturities	$2,161,353	$2,141,218

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt, excluding current maturities	$2,141,218	$2,403,446

Summary of long-term debt matures

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

Remaining quarterly amortization of the Term facilities

	Term A-1	Term A-2	Term A-3	Term B
September 30, 2012 — December 31, 2012	$6,750	$750	$—	$813.2
March 31, 2013 — March 31, 2014	$6,750	$750	$625	$813.2
June 30, 2014 — December 31, 2014	$13,500	$1,500	$625	$813.2
March 31, 2015	$13,500	$1,500	$1,250	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$1,250	$813.2
December 31, 2015	$74,250	$8,250	$1,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$1,250	$813.2
December 31, 2016	$—	$—	$1,250	$304,151.9
March 31, 2017 — June 30, 2017	$—	$—	$21,250	$—
August 9, 2017	$—	$—	$42,500	$—

	Term A-1	Term A-2	Term B
September 30, 2012 — March 31, 2014	$6,750	$750	$813.2
June 30, 2014 — March 30, 2015	$13,500	$1,500	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$813.2
December 31, 2015	$74,250	$8,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$813.2
December 31, 2016	$—	$—	$304,151.9

Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Information related to asset retirement obligation

Balance at December 31, 2011	$180,662
Additions to asset retirement obligations	155
Accretion expense	1,976
Liabilities settled	(1,338)

Balance at March 31, 2012	$181,455

Balance at December 31, 2009	$160,260
Revisions in cash flow estimates	7,809
Additions to asset retirement obligations	261
Accretion expense	10,751
Liabilities settled	(5,408)

Balance at December 31, 2010	173,673
Additions to asset retirement obligations	708
Accretion expense	10,573
Liabilities settled	(4,292)

Balance at December 31, 2011	$180,662

Depreciation and Amortization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Depreciation and Amortization [Abstract]
Depreciation and amortization expenses excluded from operating expenses

	Three months ended March 31,
	2012	2011
Direct advertising expenses	$68,235	$69,571
General and administrative expenses	976	1,011
Corporate expenses	3,162	3,291

	$72,373	$73,873

	Year Ended December 31,
	2011	2010	2009
Direct expenses	$283,720	$297,517	$318,561
General and administrative expenses	4,224	5,033	6,528
Corporate expenses	11,695	10,153	11,636

	$299,639	$312,703	$336,725

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Reconciliation of beginning and ending amount of unrecognized tax benefits

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

Income tax expense (benefit)

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$2,963	$2,963
State and local	1,075	1,125	2,200
Foreign	1,847	(387)	1,460

	$2,922	$3,701	$6,623

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,174)	$(15,464)
State and local	477	(3,767)	(3,290)
Foreign	1,932	(6,647)	(4,715)

	$1,119	$(24,588)	$(23,469)

Year ended December 31, 2009:
U.S. federal	$(20,062)	$(14,862)	$(34,924)
State and local	1,960	(2,939)	(979)
Foreign	2,121	(2,319)	(198)

	$(15,981)	$(20,120)	$(36,101)

U.S. and foreign components of earnings (loss) before income taxes

	2011	2010	2009
U.S.	$16,641	$(59,353)	$(94,371)
Foreign	(1,468)	(4,218)	232

Total	$15,173	$(63,571)	$(94,139)

Schedule of effective income tax rate reconciliation

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,310	$(22,250)	$(32,948)
State and local income taxes, net of federal income tax benefit	958	(4,945)	(636)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	6
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	1,487	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,042	(27)	(624)

Income tax expense (benefit)	$6,623	$(23,469)	$(36,101)

(a)	In prior periods, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	In 2011, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.

Components of deferred taxes

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	148,913	127,866
Tax credit carry forwards	3,724	3,829
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	251,208	228,998
Less: valuation allowance	(3,755)	(3,332)

Net deferred tax assets	247,453	225,666

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,958)	(303,659)

Net deferred tax liabilities	$(82,505)	$(77,993)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(92,317)	(87,234)

Net deferred tax liabilities	$(82,505)	$(77,993)

Stock-Based Compensation (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Summary of ESPP share activity

Shares
Available for future purchases, January 1, 2012	253,294
Purchases	43,091

Available for future purchases, March 31, 2012	210,203

Shares
2009 ESPP Plan Shares available for future purchases, January 1, 2011	331,795
Additional Shares reserved under 2009 ESPP	77,928
Purchases	(156,429)

Shares available for future purchases, December 31, 2011	253,294

Weighted average fair value of options granted

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2011	0%	52%	2%	5
2010	0%	54%	2%	5
2009	0%	55%	2%	5

Stock option transactions under various stock-based employee compensation plans

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	2,828,770	$20.85
Granted	68,000	33.28
Exercised	(113,359)	17.62
Canceled	(80,782)	21.62

Outstanding, end of year	2,702,629	$21.27	7.07

Exercisable at end of year	1,500,656	$22.86	6.78

Unvested stock options

	Shares	Weighted Average Grant Date Fair Value
Non-vested stock options at the beginning of the period	1,832,153	$9.20
Granted	54,400	9.33
Vested	(623,362)	9.49
Canceled	(61,218)	9.14

Non-vested stock options at the end of the period	1,201,973	$9.06

Quarterly Financial Data (Tables) (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Summary of Quarterly Financial Data

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income applicable to common stock	$(13,331)	$11,335	$3,901	$6,280
Net (loss) income per common share basic	$(0.14)	$0.12	$0.04	$0.07
Net (loss) income per common share — diluted	$(0.14)	$0.12	$0.04	$0.07

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income applicable to common stock	$(24,918)	$(9,028)	$690	$(7,211)
Net (loss) income per common share basic	$(0.27)	$(0.10)	$0.01	$(0.08)
Net (loss) income per common share — diluted	$(0.27)	$(0.10)	$0.01	$(0.08)

Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and expense recognized for advertising barter transactions
Net revenues	$ 7,153	$ 6,608	$ 5,642
Direct advertising expenses	2,766	2,768	2,808
General and administrative expenses	$ 3,524	$ 3,242	$ 2,867

Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y AdvertisingDisplay State Market	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock	$ 11,650	$ 17,839	$ 12,462
Significant Accounting Policies (Textual) [Abstract]
Number of advertising displays	143,000
Number of states in which the company operates	44
Number of states in which the company operates logo sign business	21
Number of markets in which entity operates with transit advertising business	60
Investment maturity period	three months or less
Estimated useful lives of Intangible assets, Minimum	3
Estimated useful lives of Intangible assets, Maximum	15
Anti-dilutive shares	0	465,820	2,580,092
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock	7,875
Performance-based stock incentive program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock	3,535
Stock awards to directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock	$ 240

Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of the preliminary allocation of the acquisition costs
Property, plant and equipment	$ 12,319	$ 2,651
Goodwill	775	1,703
Other asset	356	8
Current liabilities	(211)	(817)
Total	23,497	6,703
Site locations [Member]
Summary of the preliminary allocation of the acquisition costs
Site locations, Non-competition agreements, Customer lists and contracts	8,147	2,434
Non-competition agreements [Member]
Summary of the preliminary allocation of the acquisition costs
Site locations, Non-competition agreements, Customer lists and contracts	101	70
Customer lists and contracts [Member]
Summary of the preliminary allocation of the acquisition costs
Site locations, Non-competition agreements, Customer lists and contracts	$ 2,010	$ 654

Acquisitions (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of unaudited pro forma financial information
Net revenues	$ 1,135,802	$ 1,099,490	$ 1,060,158
Net Income (loss) applicable to common stock	$ 7,946	$ (39,830)	$ (59,407)
Net loss per common share - basic	$ 0.09	$ (0.43)	$ (0.65)
Net loss per common share - diluted	$ 0.09	$ (0.43)	$ (0.65)

Acquisitions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisitions (Textual) [Abstract]
Total purchase price of outdoor advertising assets	$ 23,497	$ 6,703
Total acquired intangible assets	11,033	4,861
Portion of acquired intangible assets assigned to goodwill	775	1,703
Amount deductible for tax purposes	775	1,703
Aggregate amortization expense related to the 2010 acquisitions	358	124
Customer lists and contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	7	7
Total acquired intangible assets	2,010	654
Site locations [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	15	15
Total acquired intangible assets	8,147	2,434
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	14	14
Total acquired intangible assets	$ 10,258	$ 3,158

Non-Cash Financing and Investing Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non Cash Financing and Investing Activities (Textual) [Abstract]
Non-cash investing activity	$ 4,000
Total purchase price	11,539
Payments for deposits	1,900
Non-cash financing activity		$ 0	$ 0

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land [Member]	Dec. 31, 2010 Land [Member]	Dec. 31, 2011 Building and Improvements [Member] Y	Dec. 31, 2010 Building and Improvements [Member]	Dec. 31, 2011 Advertising structures [Member] Y	Dec. 31, 2010 Advertising structures [Member]	Dec. 31, 2011 Automotive and other equipment [Member] Y	Dec. 31, 2010 Automotive and other equipment [Member]
Summary of major categories of property, plant and equipment
Property, plant and equipment	$ 2,868,937	$ 2,860,592	$ 2,796,935	$ 307,968	$ 298,879	$ 108,820	$ 105,459	$ 2,309,775	$ 2,264,953	$ 134,029	$ 127,644
Estimated Life, Minimum						10		5		3
Estimated Life, Maximum						39		15		7

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010
Amortizable Intangible Assets:
Estimated Life (Years), Minimum		3
Estimated Life (Years), Maximum		15
Gross Carrying Amount	$ 1,933,113	$ 1,928,647	$ 1,918,811
Accumulated Amortization	1,477,234	1,451,767	1,349,088
Unamortizable Intangible Assets:
Goodwill gross carrying amount	1,680,841	1,680,483	1,679,770
Goodwill accumulated amortization	253,635	253,635	253,635
Customer lists and contracts [Member]
Amortizable Intangible Assets:
Estimated Life (Years), Minimum	7	7
Estimated Life (Years), Maximum	10	10
Gross Carrying Amount	469,149	468,371	466,412
Accumulated Amortization	453,475	451,524	441,641
Non-competition agreements [Member]
Amortizable Intangible Assets:
Estimated Life (Years), Minimum	3	3
Estimated Life (Years), Maximum	15	15
Gross Carrying Amount	63,604	63,592	63,493
Accumulated Amortization	62,068	61,849	60,955
Site locations [Member]
Amortizable Intangible Assets:
Estimated Life (Years), Maximum	15	15
Gross Carrying Amount	1,386,752	1,383,076	1,375,298
Accumulated Amortization	948,580	925,291	833,418
Other Intangible Assets [Member]
Amortizable Intangible Assets:
Estimated Life (Years), Minimum	5	5
Estimated Life (Years), Maximum	15	15
Gross Carrying Amount	13,608	13,608	13,608
Accumulated Amortization	$ 13,111	$ 13,103	$ 13,074

Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of changes in the gross carrying amount of goodwill
Goodwill, Beginning balance	$ 1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	0
Goodwill, Ending balance	$ 1,680,483

Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of the estimated amortization expense
Year ended December 31, 2012	$ 99,917
Year ended December 31, 2013	97,165
Year ended December 31, 2014	83,200
Year ended December 31, 2015	46,770
Year ended December 31, 2016	36,267
Thereafter	113,561
Total	$ 476,880

Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets (Textual) [Abstract]
Amortization expense	$ 102,918

Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of minimum annual rental payments
2012	$ 145,591
2013	125,635
2014	111,981
2015	92,917
2016	79,859
Thereafter	534,461
Leases (Textual) [Abstract]
Rental expense related to Company's operating leases	$ 205,378	$ 203,044	$ 213,549

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of accrued expenses
Payroll	$ 10,519	$ 13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expenses	26,975	26,851
Other	8,697	6,762
Total	$ 94,654	$ 96,542

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long Term Debt	$ 2,187,595	$ 2,158,528	$ 2,409,140
Less current maturities	(26,242)	(17,310)	(5,694)
Long-term debt, excluding current maturities	2,161,353	2,141,218	2,403,446
Senior Credit Facility [Member]
Long-term debt
Long Term Debt	695,477	595,477	808,875
7 7/8% Senior Subordinated Notes [Member]
Long-term debt
Long Term Debt	400,000	400,000	400,000
6 5/8% Senior Subordinated Notes [Member]
Long-term debt
Long Term Debt	122,760	381,290	400,000
6 5/8% Senior Subordinated Notes - Series B [Member]
Long-term debt
Long Term Debt	98,493	191,544	206,689
6 5/8% Senior Subordinated Notes - Series C [Member]
Long-term debt
Long Term Debt	34,910	256,040	265,672
5 7/8% Senior Subordinated Notes [Member]
Long-term debt
Long Term Debt	500,000
9 3/4% Senior Notes [Member]
Long-term debt
Long Term Debt	333,358	331,553	324,866
Other notes with various rates and terms [Member]
Long-term debt
Long Term Debt	$ 2,597	$ 2,624	$ 3,038

Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary of long-term debt matures
2012	$ 17,310
2013	33,735
2014	387,808
2015	1,012,595
2016	307,087
Later years	$ 399,993

Long Term (Debt Details 2) (USD $)	3 Months Ended																12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2012 September 30, 2012 - December 31, 2012 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 September 30, 2012 - December 31, 2012 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 September 30, 2012 - December 31, 2012 [Member] Term B Facility [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member] Term B Facility [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member] Term B Facility [Member]	Mar. 31, 2012 March 31, 2015 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 March 31, 2015 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 March 31, 2015 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 March 31, 2015 [Member] Term B Facility [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 June 30, 2015 - September 30, 2015 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member] Term Loan A 2 Facility [Member]	Dec. 31, 2011 June 30, 2015 - September 30, 2015 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member] Term B Facility [Member]	Dec. 31, 2011 June 30, 2015 - September 30, 2015 [Member] Term B Facility [Member]	Mar. 31, 2012 December 31, 2015 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 December 31, 2015 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 December 31, 2015 [Member] Term Loan A 2 Facility [Member]	Dec. 31, 2011 December 31, 2015 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 December 31, 2015 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 December 31, 2015 [Member] Term B Facility [Member]	Dec. 31, 2011 December 31, 2015 [Member] Term B Facility [Member]	Dec. 31, 2011 March 31, 2016 - September 30, 2016 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 March 31, 2016 - September 30, 2016 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 March 31, 2016 - September 30, 2016 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 March 31, 2016 - September 30, 2016 [Member] Term B Facility [Member]	Dec. 31, 2011 March 31, 2016 - September 30, 2016 [Member] Term B Facility [Member]	Dec. 31, 2011 December 31, 2016 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 December 31, 2016 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 December 31, 2016 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2011 December 31, 2016 [Member] Term B Facility [Member]	Dec. 31, 2011 December 31, 2016 [Member] Term B Facility [Member]	Mar. 31, 2012 March 31, 2017 - June 30, 2017 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 August 9, 2017 [Member] Term Loan A-3 Facility [Member]	Dec. 31, 2011 September 30, 2012 - March 31, 2014 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 September 30, 2012 - March 31, 2014 [Member] Term Loan A 2 Facility [Member]	Dec. 31, 2011 September 30, 2012 - March 31, 2014 [Member] Term B Facility [Member]	Dec. 31, 2011 June 30, 2014 - March 31, 2015 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 June 30, 2014 - March 31, 2015 [Member] Term Loan A 2 Facility [Member]	Dec. 31, 2011 June 30, 2014 - March 31, 2015 [Member] Term B Facility [Member]
Principal Payment of term loan
Principal amount	$ 6,750,000	$ 750,000	$ 813,200	$ 6,750,000	$ 750,000	$ 625,000	$ 813,200	$ 13,500,000	$ 1,500,000	$ 625,000	$ 813,200	$ 13,500,000	$ 1,500,000	$ 1,250,000	$ 813,200	$ 37,125,000	$ 37,125,000	$ 4,125,000	$ 4,125,000	$ 1,250,000	$ 813,200	$ 813,200	$ 74,250,000	$ 74,250,000	$ 8,250,000	$ 8,250,000	$ 1,250,000	$ 813,200	$ 813,200	$ 0	$ 0	$ 1,250,000	$ 813,200	$ 813,200	$ 0	$ 0	$ 1,250,000	$ 304,151,900	$ 304,151,900	$ 21,250,000	$ 42,500,000	$ 6,750,000	$ 750,000	$ 813,200	$ 13,500,000	$ 1,500,000	$ 813,200

Long-Term Debt (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended			1 Months Ended										1 Months Ended	2 Months Ended	3 Months Ended																						1 Months Ended				1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2012	Mar. 31, 2012 September 30, 2012 - December 31, 2012 [Member]	Dec. 31, 2011 September 30, 2012 - December 31, 2012 [Member]	Dec. 31, 2011 June 30, 2014 - March 31, 2015 [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member]	Mar. 31, 2012 March 31, 2015 [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member]	Dec. 31, 2011 June 30, 2015 - September 30, 2015 [Member]	Mar. 31, 2012 December 31, 2015 [Member]	Dec. 31, 2011 December 31, 2015 [Member]	Mar. 31, 2012 March 31, 2016 - September 30, 2016 [Member]	Dec. 31, 2011 March 31, 2016 - September 30, 2016 [Member]	Mar. 31, 2012 December 31, 2016 [Member]	Dec. 31, 2011 December 31, 2016 [Member]	Mar. 31, 2012 March 31, 2017 - June 30, 2017 [Member]	Mar. 31, 2012 August 9, 2017 [Member]	Mar. 31, 2012 Senior Credit Facility [Member]	Dec. 31, 2011 Senior Credit Facility [Member]	Dec. 31, 2010 Senior Credit Facility [Member]	Feb. 09, 2012 Senior Credit Facility [Member]	Apr. 30, 2010 7 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2011 7 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2011 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2010 7 7/8% Senior Subordinated Notes [Member]	Apr. 22, 2010 7 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 Revolving Credit Facility [Member]	Feb. 09, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Feb. 28, 2010 Revolving Credit Facility [Member]	Feb. 09, 2012 6 5/8% Senior Subordinated Notes [Member]	Oct. 30, 2011 6 5/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 6 5/8% Senior Subordinated Notes [Member]	Feb. 27, 2012 6 5/8% Senior Subordinated Notes [Member]	Jan. 26, 2012 6 5/8% Senior Subordinated Notes [Member]	Dec. 31, 2011 6 5/8% Senior Subordinated Notes [Member]	Mar. 31, 2011 6 5/8% Senior Subordinated Notes [Member]	Dec. 31, 2010 6 5/8% Senior Subordinated Notes [Member]	Apr. 22, 2010 6 5/8% Senior Subordinated Notes [Member]	Oct. 11, 2007 6 5/8% Senior Subordinated Notes [Member]	Aug. 17, 2006 6 5/8% Senior Subordinated Notes [Member]	Aug. 16, 2005 6 5/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 6 5/8% Senior Subordinated Notes - Series B [Member]	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B [Member]	Mar. 31, 2011 6 5/8% Senior Subordinated Notes - Series B [Member]	Dec. 31, 2010 6 5/8% Senior Subordinated Notes - Series B [Member]	Apr. 22, 2010 6 5/8% Senior Subordinated Notes - Series B [Member]	Aug. 17, 2006 6 5/8% Senior Subordinated Notes - Series B [Member]	Mar. 31, 2012 6 5/8% Senior Subordinated Notes - Series C [Member]	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C [Member]	Mar. 31, 2011 6 5/8% Senior Subordinated Notes - Series C [Member]	Dec. 31, 2010 6 5/8% Senior Subordinated Notes - Series C [Member]	Apr. 22, 2010 6 5/8% Senior Subordinated Notes - Series C [Member]	Oct. 11, 2007 6 5/8% Senior Subordinated Notes - Series C [Member]	Feb. 29, 2012 5 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 5 7/8% Senior Subordinated Notes [Member]	Feb. 09, 2012 5 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2011 5 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2009 9 3/4% Senior Notes [Member]	Mar. 31, 2012 9 3/4% Senior Notes [Member]	Dec. 31, 2011 9 3/4% Senior Notes [Member]	Mar. 31, 2011 9 3/4% Senior Notes [Member]	Dec. 31, 2010 9 3/4% Senior Notes [Member]	Apr. 22, 2010 9 3/4% Senior Notes [Member]	Mar. 27, 2009 9 3/4% Senior Notes [Member]	Feb. 09, 2012 Term Loan A 1 Facility [Member]	Feb. 28, 2010 Term Loan A 1 Facility [Member]	Feb. 09, 2012 Term Loan A 2 Facility [Member]	Feb. 28, 2010 Term Loan A 2 Facility [Member]	Feb. 09, 2012 Term Loan A-3 Facility [Member]	Feb. 09, 2012 Term B Facility [Member]	Feb. 28, 2010 Term B Facility [Member]	Feb. 09, 2012 Incremental Facility [Member]	Feb. 28, 2010 Incremental Facility [Member]
Long-term Debt Type (Textual) [Abstract]
Principal payment date						2012-09-30 – 2012-12-31	September 30, 2012 — March 31, 2014	June 30, 2014 — March 30, 2015	2013-03-31 – 2014-03-31	2014-06-30 – 2014-12-31	2015-03-31	2015-06-30 – 2015-09-30	June 30, 2015 — September 30, 2015	2015-12-31	December 31, 2015	2016-03-31 – 2016-09-30	March 31, 2016 - September 30, 2016	2016-12-31	December 31, 2016	2017-03-31 – 2017-06-30	2017-08-09
Interest rate on senior subordinate notes			2.88%	2.88%																							7.88%	7.88%	7.88%	7.88%	7.88%					6.63%		6.63%			6.63%	6.63%	6.63%	6.63%			6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%		5.88%		5.88%		9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Tender offer amount																																								$ 700,000
Tender accepted amount																																				483,655
Repurchase tendered amount																																				582,903
Repurchase previous tender accepted amount																																							99,248
Previous tendered amount																																							220
Gross proceeds from the issuance of debt																																																																314,927
Net proceeds from the issuance of debt																										392,000																																		489,000				307,489
Redemption percentage of aggregate principal amount of senior notes																										35.00%																																		35.00%				35.00%
Redemption percentage equal to principal amount include aggregate premium																										100.00%																																		100.00%				100.00%
Additional redeemed percentage of aggregate principal amount																										107.88%																																		105.88%				109.75%
Redemption price percentage of the principal amount to be purchased																																																												101.00%				101.00%
Maximum borrowing limit of incremental loan facility																									100,000								250,000		250,000																																				270,000	270,000	30,000	30,000	100,000	575,000	575,000	300,000	300,000
Line of credit facility maximum borrowing capacity available to subsidiaries																																																																														110,000	110,000
Redemption percentage of issued notes which remain outstanding																										65.00%											98.50%																							65.00%
Aggregate principal amount of Debt issued	2,208,050	2,191,201																													400,000														275,000	216,000	400,000						216,000						275,000			500,000								350,000
Basis of interest rate computation																																																																basis of a 360-day year comprised of twelve 30-day months
Letter of credit outstanding																																8,364		9,364
Remaining borrowing capacity under revolving credit facility	241,636	240,636
Principal amount of debt extinguished																																				500,000	47,900
Loss (gain) on extinguishment of debt	29,972	677	17,398	(3,320)																																		(29,972)
Ratio of indebtedness to net capital two																							100.00%
Ratio of indebtedness to net capital minimum																						1		1
Ratio of indebtedness to net capital one																						5		5
Additional Long-term Debt (Textual) [Abstract]
Amortization of discount		32,673
Balance outstanding under revolving credit facility	0	0
Additional Senior credit facility		200,000			200,000
Senior debt ratio			3.25		3.25
Reduced percentage of consolidated excess cash flow to repay outstanding loan			25.00%
Reduced percentage of consolidated excess cash flow to repay outstanding loan two	0.00%	0.00%
Percentage of excess cash flow to repay outstanding debt		50.00%
Description of Interest Computation	360-day year comprised of twelve 30-day months
Aggregate cash payment in connection with tender offer	$ 613,887

Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information related to asset retirement obligation
Balance at December 31, 2011	$ 180,662	$ 173,673	$ 160,260
Revisions in cash flow estimates			7,809
Additions to asset retirement obligations	155	708	261
Accretion expense	1,976	10,573	10,751
Liabilities settled	(1,338)	(4,292)	(5,408)
Balance at March 31, 2012	$ 181,455	$ 180,662	$ 173,673

Depreciation and Amortization (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	$ 72,373	$ 73,873	$ 299,639	$ 312,703	$ 336,725
Direct advertising expenses [Member]
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	68,235	69,571	283,720	297,517	318,561
General and administrative expenses [Member]
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	976	1,011	4,224	5,033	6,528
Corporate expenses [Member]
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	$ 3,162	$ 3,291	$ 11,695	$ 10,153	$ 11,636

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit)
U.S. federal, Current			$ 0	$ (1,290)	$ (20,062)
U.S. federal, Deferred			2,963	(14,174)	(14,862)
U.S. federal, Total			2,963	(15,464)	(34,924)
State and local, Current			1,075	477	1,960
State and local, Deferred			1,125	(3,767)	(2,939)
State and local, Total			2,200	(3,290)	(979)
Foreign, Current			1,847	1,932	2,121
Foreign, Deferred			(387)	(6,647)	(2,319)
Foreign, Total			1,460	(4,715)	(198)
Total, Current			2,922	1,119	(15,981)
Total, Deferred	(21,664)	(5,275)	3,702	(24,588)	(20,120)
Income tax expense (benefit)			$ 6,623	$ (23,469)	$ (36,101)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Income Before Income Tax Domestic and Foreign [Abstract]
U.S.			$ 16,641	$ (59,353)	$ (94,371)
Foreign			(1,468)	(4,218)	232
Income (loss) before income tax expense	$ (44,035)	$ (17,981)	$ 15,173	$ (63,571)	$ (94,139)

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income tax expense (benefit), continuing operations
Income tax expense (benefit) at U.S. federal statutory rate	$ 5,310	$ (22,250)	$ (32,948)
State and local income taxes, net of federal income tax benefit	958	(4,945)	(636)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	6
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	1,487	(9)
Rate Change (b)	1,743
Other differences, net	1,042	(27)	(624)
Income tax expense (benefit)	$ 6,623	$ (23,469)	$ (36,101)

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for doubtful accounts		$ 2,954	$ 5,445
Accrued liabilities not deducted for tax purposes		33,583	33,873
Asset retirement obligation		61,565	57,060
Net operating loss carry forwards		148,913	127,866
Tax credit carry forwards		3,724	3,829
Charitable contributions carry forward		469	409
Other		0	516
Gross deferred tax assets		251,208	228,998
Less: valuation allowance		(3,755)	(3,332)
Net deferred tax assets		247,453	225,666
Deferred tax liabilities:
Property, plant and equipment		(36,967)	(16,517)
Intangibles		(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries		0	(4,023)
Investment in partnerships		(1,065)	(1,235)
Gross deferred tax liabilities		(329,958)	(303,659)
Net deferred tax liabilities		(82,505)	(77,993)
Classification in the consolidated balance sheets:
Current deferred tax assets	7,967	9,812	9,241
Current deferred tax liabilities		0	0
Noncurrent deferred tax assets		0	0
Noncurrent deferred tax liabilities	(68,738)	(92,317)	(87,234)
Net deferred tax liabilities		$ (82,505)	$ (77,993)

Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	$ 322	$ 919
Additions for tax positions related to current year	7	35
Additions for tax positions related to prior years	0
Reductions for tax positions related to prior years	0
Lapse of statute of limitations	(194)	(632)
Settlements	0
Ending Balance	$ 135	$ 322

Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Net operating loss	$ 25,793	$ 25,607	$ 186,374	$ 139,508	$ 97,616
Income Taxes (Textual) [Abstract]
Income taxes receivable			381	1,789
Income tax rate			35.00%	35.00%	35.00%
Deferred tax benefit related to APB 23 assertion			4,023
Puerto Rico tax rate			30.00%	39.00%
Rate Change (b)			1,743
Net operating loss subject to IRC 382			43,201
IRC 382 limitation available for use			25,337
Amounts of credits available to offset federal income tax			3,476
Net change in total valuation allowance			410	1,653	(13)
Potential deferred tax liability			5,459
Undistributed earnings of subsidiaries			15,596
Unrecognized tax benefits			135	322	919
Interest and penalty Expense			7	35
Interest and penalties related to uncertain tax positions			27	67
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations			62
U S [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss			58,412
Puerto Rico [Member]
Operating Loss Carryforwards [Line Items]
Puerto Rico net operating loss carry forward			21,778
Net operating loss			4,896
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forward			342,534
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforward			457,965
Valuation allowance for State and Local deferred tax assets			$ 3,742	$ 3,332

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions (Textual) [Abstract]
Deferred gains	$ 941	$ 942
Receivables from employees	230	155
Annual consulting fee	190
Annual consulting fee for renewal	150
Amended consulting agreement period	5 years
Consulting agreement renewal period	1 year
Interest owned in service contract	26.66%
Aggregate amount payable under the service contract	1,000
Amount incurred from the service contract	$ 625

Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2010	Jul. 16, 1999
Class of Stock [Line Items]
Liquidation value of outstanding preferred stock	$ 3,649
Stockholders Equity (Textual) [Abstract]
Preferred stock voting right	Series AA preferred stock is entitled to one vote per share and the Class A preferred stock is not entitled to vote
Class B common stock voting rights	Holders of Class B common stock have ten votes per share on all matters in which the holders of common stock are entitled to vote and holders of Class A common one vote per share on such matters
Common Class A [Member]
Class of Stock [Line Items]
Repurchase program	$ 500,000
Shares purchased under repurchase program	0
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred shares, authorized	10,000	10,000	10,000	1,000,000
Preferred stock, par value	$ 638	$ 638	$ 638
Dividends paid to preferred stock	$ 15.95
Amount entitled			$ 638
Series AA Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, authorized	5,720	5,720	5,720	5,720
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Dividends paid to preferred stock	$ 15.95
Amount entitled	$ 638

Stock-Based Compensation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of ESPP share activity
Available for future purchases		2,341,158
2009 Employee Stock Purchase Plan [Member]
Summary of ESPP share activity
Available for future purchases	253,294	331,795
Additional Shares reserved under 2009 ESPP		77,928
Purchases	43,091	(156,429)
Available for future purchases	210,203	253,294

Stock-Based Compensation (Details 1)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Fair value of stock options
Dividend Yield	0.00%	0.00%	0.00%
Expected Volatility	52.00%	54.00%	55.00%
Risk Free Interest Rate	2.00%	2.00%	2.00%
Expected Lives	5	5	5

Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Option transactions under various stock-based employee compensation plans
Outstanding, Beginning Balance, Shares	2,828,770
Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 20.85
Granted, shares	68,000
Granted, Weighted Average Exercise Price	$ 33.28
Exercised, Shares	(113,359)	(368,178)	(111,843)
Exercised, Weighted Average Exercise Price	$ 17.62
Cancelled, shares	(80,782)
Cancelled, Weighted Average Exercise Price	$ 21.62
Outstanding, Ending Balance, Shares	2,702,629	2,828,770
Outstanding, Ending Balance, Weighted Average Exercise Price	$ 21.27	$ 20.85
Outstanding, Ending Balance, Weighted Average Contractual Life	7.07
Exercisable, Ending Balance, Shares	1,500,656
Exercisable Ending Balance, Weighted Average Contractual Life	$ 22.86
Exercisable, Ending Balance, Weighted Average Contractual Life	6.78

Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Non-vested stock options
Outstanding, Beginning Balance, Shares	2,828,770
Granted, shares	68,000
Granted, Weighted-Average Grant-Date Fair Value	$ 9.33
Vested, Outstanding	(623,362)
Vested, Weighted-Average Grant-Date Fair Value	$ 9.49
Cancelled, shares	(80,782)
Canceled, Weighted-Average Grant-Date Fair Value	$ 9.14
Outstanding, Ending Balance, Shares	2,702,629
Nonvested Stock Option [Member]
Non-vested stock options
Outstanding, Beginning Balance, Shares	1,832,153
Non-vested stock options at the beginning of the period, Weighted-Average Grant-Date Fair Value	$ 9.06	$ 9.2
Outstanding, Ending Balance, Shares	1,201,973	1,832,153
Non-vested stock options at the end of the period, Weighted-Average Grant-Date Fair Value	$ 9.06	$ 9.2

Stock-Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended			12 Months Ended	3 Months Ended					3 Months Ended
	May 31, 2000	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Maximum [Member]	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Common Class A [Member]	Mar. 31, 2012 Performance Based Compensation [Member]	Dec. 31, 2011 Performance Based Compensation [Member]	Dec. 31, 2011 1996 Equity Incentive Plan [Member]	Mar. 31, 2012 1996 Equity Incentive Plan [Member]	Dec. 31, 2011 1996 Equity Incentive Plan [Member] Common Class A [Member]	Mar. 31, 2012 Restricted Stock Award [Member]	Mar. 31, 2012 Restricted Stock Award [Member] Common Class A [Member]	Mar. 31, 2012 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 2009 Employee Stock Purchase Plan [Member]	Mar. 31, 2012 2000 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 2000 Employee Stock Purchase Plan [Member]	May 25, 2000 2000 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan has reserved shares of Class A common stock												13,000,000	13,000,000									500,000
Expiration date of options granted under equity incentive plan												10 years			10 years
Award vesting terms		vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date		vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date
Award vesting period				5 years			5 years	3 years				3-5 years
The Company granted options for an aggregate shares of its Class A common stock				68,000					9,000			1,030,819
Employee Stock Purchase Plan reserved shares of Class A common stock for issuance to employees																				924,000
New employee stock purchase plan, which reserved additional shares of common stock																	500,000
Range of awards of target number of share							100.00%	0.00%
Non cash compensation expense		$ 2,612	$ 2,132	$ 11,650	$ 17,839	$ 12,462				$ 619						$ 29
Percentage of awards vesting on grant date															50.00%
Percentage of awards vesting on the last day of directors term															50.00%
Term of director															1 year
Eligible Options to purchase an aggregate shares, accepted for cancellation														2,630,474
Percentage of Class A common stock underlying all Eligible Options														86.20%
New option exercise price per share				$ 33.28								$ 15.67
Number of shares available for issuance under the Stock Purchase plan																					500,000
Compensation expense related to performance based compensation agreements				11,650	17,839	12,462					3,535
Stock-Based Compensation (Textual) [Abstract]
Expected volatility				75.00%
Volatility rate on publicly traded options				25.00%
Total unrecognized compensation cost related to nonvested awards				7,372
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized				1.14
Incremental cost of new option				1,923
Shares available for future stock option and restricted share grants to employees and directors under existing plans				2,341,158													210,203	253,294	331,795
The aggregate intrinsic value of options outstanding				22,379
The aggregate intrinsic value of options exercisable				11,453
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value				$ 1,206
Percentage of stock purchased by employees	85.00%
Description of Yearly Increase in Plan				one tenth of 1% of the total of shares outstanding or a lessor amount determined by the board of directors
Percentage of Shares Available for Issuance from Shares Outstanding Under Stock Purchase Plan				10.00%
Percentage of Shares Outstanding				1.00%
Minimum Range of Awards of Target Number of Shares				0.00%
Maximum Range of Awards of Target Number of Shares				100.00%
Period of Cliff Vesting for Option Valuation				5 years
Period of Graded Vesting for Option Valuation				4 years

Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans (Textual) [Abstract]
Letters of credit with bank	$ 7,950
Employees eligibility	Completed one year of service and are at least 21 years of age
Minimum years of service required	1
Minimum years of age required	21
Employers contribution and compensation	Match 50% of employees’ contributions up to 5% of eligible compensation
Employers contribution as percentage of employees contribution	50.00%
Employers contribution as percentage of employees compensation	5.00%
Employees contribution limit	100.00%
Fully vesting period of contribution	3
Minimum age for entitlement to benefit of deferred compensation plan			30
Minimum years of experience to attain the benefit of deferred compensation plan	P10Y
Deferred compensation arrangement with individual employees contribution minimum	3
Deferred compensation arrangement with individual employees contribution maximum	8
Deferred Profit Sharing [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	2,870	1,263	0
Deferred Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	$ 1,223	$ 1,164	$ 0

Summarized Financial Information of Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 9 3/4% Senior Notes [Member]	Dec. 31, 2011 9 3/4% Senior Notes [Member]	Mar. 31, 2011 9 3/4% Senior Notes [Member]	Dec. 31, 2010 9 3/4% Senior Notes [Member]	Apr. 22, 2010 9 3/4% Senior Notes [Member]	Mar. 27, 2009 9 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior subordinate notes			2.88%	2.88%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Summarized Financial Information of Subsidiaries (Textual) [Abstract]
Balance of permitted transfers to parent company	$ 1,690,691	$ 1,641,856	$ 1,380,705
Description of provisions on senior credit facility transfers to Lamar Advertising subject to additional restrictions	the total holdings debt ratio is greater than 5.75 to 1 or its senior debt ratio is greater than 3.25 to 1, or if under the indenture for the 9 3/4% senior notes Lamar Media’s senior leverage ratio is greater than or equal to 3.0 to 1	the total holdings debt ratio is greater than 5.75 to 1 or its senior debt ratio is greater than 3.25 to 1.0, or if under the indenture for the 9 3/4% senior notes Lamar Media’s senior leverage ratio is greater than or equal to 3.0 to 1
Description of actual position on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	(i) the total holdings debt ratio was less than 5.75 to 1 (ii) the senior debt ratio was less than 3.25 to 1 and (iii) the senior leverage ratio was less than 3.0 to 1 related our senior credit facility or the 9 3/4% senior notes	(i) the total holdings debt ratio was less than 5.75 to 1 (ii) the senior debt ratio was less than 3.25 to 1 and (iii) the senior leverage ratio was less than 3.0 to 1 related our senior credit facility or the 9 3/4% senior notes
Holdings debt ratio	5.75	5.75
Senior debt ratio	3.25	3.25
Senior leverage ratio	3	3
Holdings debt ratio related to actual position On senior credit facility	5.75	5.75
Senior debt ratio related to actual position On senior credit facility	3.25	3.25
Senior leverage ratio related to actual position On senior credit facility	3	3

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Estimated fair value of Long-term debt (including current maturities)	$ 2,299,567	$ 2,265,451
Gross amount of company long term debt	2,208,050	2,191,201
Carrying amount of company long term debt	$ 2,187,595	$ 2,158,528

Quarterly Financial Data (Details) (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Quarterly Financial Data
Net revenues	$ 266,238	$ 288,239	$ 296,701	$ 293,345	$ 255,202	$ 275,684	$ 286,138	$ 286,366	$ 244,103	$ 1,133,487	$ 1,092,291	$ 1,056,065
Net revenues less direct advertising expenses		184,996	193,501	190,287	155,651	175,189	186,543	186,541	145,551
Net (loss) income applicable to common stock	$ (22,907)	$ 6,280	$ 3,901	$ 11,335	$ (13,331)	$ (7,211)	$ 690	$ (9,028)	$ (24,918)	$ 8,185	$ (40,467)	$ (58,403)
Net (loss) income per common share basic		$ 0.07	$ 0.04	$ 0.12	$ (0.14)	$ (0.08)	$ 0.01	$ (0.1)	$ (0.27)	$ 0.09	$ (0.44)	$ (0.64)
Net (loss) income per common share diluted		$ 0.07	$ 0.04	$ 0.12	$ (0.14)	$ (0.08)	$ 0.01	$ (0.1)	$ (0.27)	$ 0.09	$ (0.44)	$ (0.64)

Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			1 Months Ended	2 Months Ended							1 Months Ended
	Feb. 09, 2012	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2012 6 5/8% Senior Subordinated Notes due 2015 [Member]	Oct. 30, 2011 6 5/8% Senior Subordinated Notes due 2015 [Member]	Mar. 31, 2012 6 5/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 6 5/8% Senior Subordinated Notes due 2015 [Member]	Mar. 31, 2011 6 5/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2010 6 5/8% Senior Subordinated Notes due 2015 [Member]	Apr. 22, 2010 6 5/8% Senior Subordinated Notes due 2015 [Member]	Aug. 16, 2005 6 5/8% Senior Subordinated Notes due 2015 [Member]	Feb. 09, 2012 5 7/8% Senior Subordinated Notes due 2022 [Member]	Feb. 09, 2012 Repayment of Debt [Member] 5 7/8% Senior Subordinated Notes due 2022 [Member]
Subsequent Event [Line Items]
Principal amount of debt extinguished subsequent to period end				$ 500,000	$ 47,900								$ 583,123
Interest rate on senior subordinate notes		2.88%	2.88%	6.63%		6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	5.88%
Proceeds from loan												99,000
Subsequent Event (Textual) [Abstract]
Senior Credit Facility New Term Loan	100,000
Proceeds received on 5 7/8% Senior Subordinated Notes	$ 489,000

Earnings Per Share (Details)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share (Textual) [Abstract]
The number of dilutive shares excluded from calculation of Basic Earning per share resulting from the antidilutive effect of options	343,478	475,701

Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deducted in balance sheet from trade accounts receivable: Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 8,100	$ 9,550	$ 10,000
Charged to Costs and Expenses	7,591	8,736	12,663
Deductions	8,191	10,186	13,113
Balance at Ending of Period	7,500	8,100	9,550
Deducted in balance sheet from intangible assets: Amortization of intangible assets [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	1,602,723	1,497,763	1,389,523
Charged to Costs and Expenses	102,679	104,960	108,292
Deductions	0	0	52
Balance at Ending of Period	$ 1,705,402	$ 1,602,723	$ 1,497,763